SHAREHOLDER LETTER

Your Fund's Goal: Franklin California Tax-Free Income Fund seeks to provide high, current income exempt from regular federal and California state personal income taxes through a portfolio consisting primarily of California municipal bonds.(1)

Dear Shareholder:

It's a pleasure to bring you Franklin California Tax-Free Income Fund's semiannual report for the period ended September 30, 2000. During the six months under review, the U.S. continued to experience strong economic growth, as second quarter annualized gross domestic product (GDP) increased a vigorous 5.6%. Concerned that this growth, combined with a historically low unemployment rate, would lead to increased inflationary pressures, the Federal Open Market Committee (FOMC) raised the federal funds target rate to 6.5% in May. The FOMC's decision to hold short-term rates steady at their June and August meetings, combined with slower GDP growth in the third quarter, suggested that the economy could be feeling the impact of the rate increases and growth might be slowing to a more sustainable pace.

The municipal bond market performed relatively well during the reporting period, following a difficult year in 1999, in


CONTENTS

Shareholder Letter .....................................................    1

Performance Summary ....................................................    8

Financial Highlights & Statement of Investments ........................   10

Financial Statements ...................................................   46

Notes to Financial Statements ..........................................   49

FUND CATEGORY

                                [PYRAMID CHART]

1. For investors subject to the federal alternative minimum tax, a small portion of this income may be subject to such tax. Distributions of capital gains and of ordinary income from accrued market discount, if any, are generally taxable.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 13.

                           CREDIT QUALITY BREAKDOWN*
                      Based on Total Long-Term Investments
                                    9/30/00

                                  [PIE CHART]

                                  AAA - 56.5%
                                  AA  - 13.9%
                                  A   -  9.3%
                                  BBB - 19.6%
                                      - Below Investment Grade - 0.7%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.


which strong economic numbers and the Fed's interest-rate increases hampered bond prices. This relative strength largely was due to the belief that the rate increases were beginning to achieve their desired effect of slowing the economy's growth rate and that the Fed would not raise short-term interest rates further in the near term. Thus, longer-term interest rates generally declined during the six-month period, and the 10-year Treasury note's yield fell from 6.0% at the beginning of the period to 5.8% on September 30, 2000. The municipal bond market generally followed the 10-year Treasury note and experienced falling yields. The Bond Buyer Municipal Bond Index (Bond Buyer 40), an indicator of the municipal bond market, decreased from a yield of 5.97% to 5.82% for the same period.(2) Because bond yields and prices have an inverse relationship, as yields fell, bond prices increased, leading to an increase in the value of most bond funds.

Contributing to the favorable conditions for municipal bond funds during the period was lower supply. The strong economy, which increased revenues for most municipalities, reduced the need for borrowing to finance capital projects. From January through September 30, 2000, national municipal bond issuance was down about 19%, compared to the same period in 1999, with California issuance 18.5% lower.(3) Reduced supply and continued high demand for municipal bonds among insurance and mutual fund companies, as well as retail investors, contributed to their price increase.

In February 2000, the federal government announced a plan to buy back 30-year Treasury bonds, which increased their price and

2. The unmanaged Bond Buyer Municipal Bond Index is composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date and average coupon rate change over time. The average maturity generally has been about 29-30 years.

3. Source: The Bond Buyer, 10/2/00.

decreased their yield. This meant that, on a relative basis, long-term municipal bond yields were attractive. During the six-month reporting period, municipal bonds, as measured by the Bond Buyer 40, yielded as much as 104% of a comparable Treasury bond's yield. Historically, this ratio is about 90%.(4) Since municipal bonds are tax-exempt, generally they yield less than Treasuries, which are subject to federal income tax. When municipal bond yields are nearly the same as those of Treasuries, investors can take advantage of the tax exemption at little extra cost.

We believe the Fed will continue to monitor inflationary tendencies closely. If the economy slows toward the end of 2000, bond markets may continue their positive trend. Predicting market cycles, however, is very difficult, even for professional economists, which is why we recommend investing for the long term. It is important to remember that, over time, the tax-free income received from municipal bonds will ultimately drive Franklin California Tax-Free Income Fund's total return performance.

CALIFORNIA ECONOMIC UPDATE

During the six months under review, California's robust, diversified and growing economy benefited from an economic rebound in Asia, a key export market. State employment growth in 2000 remained strong, following a healthy 2.4% growth in 1999. Particularly strong job growth occurred in computer-related industries, as well as entertainment, services and agriculture, and per-capita income stabilized at about 104% of the national average. However, while unemployment improved substantially to a seasonally adjusted 5.1% in August 2000, it remained higher than the nation's 4.1% level.(5)



4. Source: The Bond Buyer.

5. Source: Standard & Poor's Ratings Direct, 9/26/00. This does not indicate Standard & Poor's rating of the Fund.

PORTFOLIO BREAKDOWN
9/30/00

                                                                   % OF TOTAL
                                                                    LONG-TERM
                                                                   INVESTMENTS
                                                                   -----------
Transportation                                                        18.1%

Utilities                                                             16.8%

Prerefunded                                                           13.9%

Hospital & Health Care                                                13.2%

Tax-Supported                                                         12.7%

Subject to Government Appropriation                                   11.5%

General Obligation                                                     5.7%

Housing                                                                4.6%

Other Revenue                                                          1.7%

Higher Education                                                       1.6%

Corporate-Backed                                                       0.2%

Economic growth over the past several years has dramatically improved the state's financial condition, driving cash and budget reserves to record levels. California's economy continues to exceed consensus growth expectations, and the state's increased economic diversity has positioned it well for future expansion. Standard & Poor's and Moody's, two independent credit rating agencies, recently upgraded California's general obligation bond rating to AA from AA- and from AA3 to AA2, respectively, due in large part to the state's fiscal conservatism, particularly over the past two years.(5,6) Additionally, the state has realized a dramatic increase in revenue collections, largely attributable to growth in capital gains tax collections, and overall revenues for fiscal year 2000 came in approximately 13% over original budget estimates.(6)

Economic growth higher than fiscal year 2000 budget assumptions allowed the state to advance the scheduled phase-in of motor vehicle fee tax cuts and increase fiscal year-end total and unreserved general fund balances. For the first time in a number of years, the state budgeted to retain a significant portion of its reserves. Using conservative economic assumptions, the 2001 budget projects a total general fund ending balance equal to about 3.7% of expenditures. While not large, this budgeted reserve represents a significant swing from 7.4% budgetary deficit at the end of fiscal year 1992.(5)

Several factors could temper California's credit strength: a relatively inflexible budget structure, potentially volatile revenue structure during periods of economic weakening, the lack of a formal mid-year spending adjustment mechanism and the negative impact a stock market correction could have on capital gains tax collection. However, California's economic diversity and strength are the basis for its stable credit outlook.

6. Source: Moody's Investors Service, 9/7/00. This does not indicate Moody's rating of the Fund.

PORTFOLIO NOTES

During the six months under review, interest rates generally declined, leading to rising prices for many municipal bonds. As a result, California Tax-Free Income Fund's Class A share price, as measured by net asset value, increased from $6.88 on March 31, 2000, to a high of $7.07 on August 23. Following relatively light new supply, California bond issuance increased in September. This, coupled with relatively high oil prices, caused interest rates to increase, bringing the Fund's Class A share price, as measured by net asset value, to $7.01 at the close of the period.

We made few trades in the Fund during the reporting period, but sold prerefunded bonds to meet cash needs. We offset any gains from these sales by selling other bonds with built-in tax losses and buying similar bonds at similar prices, potentially reducing shareholders' future tax liabilities. The Fund continued to emphasize high-quality securities, and AAA-rated bonds represented 56.5% of the Fund's total long-term investments at period-end.

Your Fund offers a notable tax advantage over a comparable taxable investment. The Performance Summary beginning on page 8 shows that at the end of this reporting period, the Fund's Class A shares' distribution rate was 5.08%, based on an annualization of the current 3.1 cent ($0.0310) per share dividend and the maximum offering price of $7.32 on September 30, 2000. This tax-free rate is generally higher than the after-tax return on a comparable taxable investment. An investor in the maximum combined federal and California state personal income tax bracket of 45.22% would need to earn 9.27% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows the distribution rates and taxable equivalent distribution rates for Class B and C shares.

WHAT IS A PREREFUNDED BOND?

When a bond is prerefunded, a new issue is brought to market with a lower interest rate to pay off the older issue at its first call date. In most cases, the proceeds from the sale of the new bonds are invested in U.S. Treasury securities that mature on the first call date of the original bonds. Because of the U.S. Treasury backing, prerefunded bonds usually offer a substantial price increase -- depending on their call date.

Generally, we look to sell prerefunded bonds as they approach five years to their call date. At this point, the premium on prerefunded bonds often begins to decline rapidly to the stated call price. Our strategy aims to capture the bond's premium, increase the Fund's call protection and protect its share value.

DIVIDEND DISTRIBUTIONS

4/1/00 - 9/30/00

                                             DIVIDEND PER SHARE
                                ---------------------------------------------
MONTH                             CLASS A          CLASS B           CLASS C
-----------------------------------------------------------------------------
April                            3.1 cents       2.78 cents        2.81 cents

May                              3.1 cents       2.78 cents        2.81 cents

June                             3.1 cents       2.77 cents        2.78 cents

July                             3.1 cents       2.77 cents        2.78 cents

August                           3.1 cents       2.77 cents        2.78 cents

September                        3.1 cents       2.76 cents        2.77 cents
=============================================================================
TOTAL                           18.6 CENTS      16.63 CENTS       16.73 CENTS

Looking forward, we anticipate that the supply of California tax-free bonds will increase somewhat during the last quarter of 2000. This, along with inflation fears caused by the high cost of oil, could push up interest rates and enable the Fund to purchase higher yielding bonds, thereby protecting the Fund's income stream. As always, we encourage investors to maintain a long-term investment perspective. Please keep in mind that interest rates and, therefore, bond prices rise and fall depending on the economy. Such fluctuations are a normal part of investing, and one should expect this when investing in any security, including municipal bonds. Municipal bond funds can help lower such volatility, as they offer a level of diversification that is difficult for individual investors to achieve on their own.

We encourage you to discuss your financial goals with an investment representative. As always, we appreciate your support, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ C. B. Johnson
-----------------------------------
Charles B. Johnson
Chairman
Franklin California Tax-Free Income Fund


/s/ Sheila Amoroso
------------------------------------
Sheila Amoroso


/s/ Raphael R. Costas Jr.
------------------------------------
Rafael R. Costas Jr.

Senior Vice Presidents/Co-Directors
Franklin Municipal Bond Department

-------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of September 30, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
-------------------------------------------------------------------------------

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

PERFORMANCE SUMMARY AS OF 9/30/00

Six-month total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A
Six-Month Total Return          +4.68%
Net Asset Value (NAV)           $7.01 (9/30/00)         $6.88 (3/31/00)
Change in NAV                   +$0.13
Distributions (4/1/00-9/30/00)  Dividend Income         $0.1860

CLASS B
Six-Month Total Return          +4.54%
Net Asset Value (NAV)           $7.01 (9/30/00)         $6.87 (3/31/00)
Change in NAV                   +$0.14
Distributions (4/1/00-9/30/00)  Dividend Income         $0.1663

CLASS C
Six-Month Total Return          +4.41%
Net Asset Value (NAV)           $7.00 (9/30/00)         $6.87 (3/31/00)
Change in NAV                   +$0.13
Distributions (4/1/00-9/30/00)  Dividend Income         $0.1673

8             Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 9/30/00


                                                                       INCEPTION
CLASS A                               1-YEAR    5-YEAR   10-YEAR       (2/1/77)
--------------------------------------------------------------------------------
Cumulative Total Return(1)            +6.20%    +30.82%  +92.50%        +303.90%

Average Annual Total Return(2)        +1.68%    +4.61%   +6.31%          +5.88%

                                                                       INCEPTION
CLASS B                                                   1-YEAR        (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                +5.60%         +2.81%

Average Annual Total Return(2)                            +1.60%          -0.56%

                                                                       INCEPTION
CLASS C                                        1-YEAR    5-YEAR         (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                      +5.47%   +27.03%        +31.91%

Average Annual Total Return(2)                  +3.43%    +4.70%         +5.05%

SHARE CLASS                                      A           B              C
--------------------------------------------------------------------------------
Distribution Rate(3)                            5.08%       4.72%         4.70%

Taxable Equivalent Distribution Rate(4)         9.27%       8.62%         8.58%

30-Day Standardized Yield(5)                    4.71%       4.34%         4.31%

Taxable Equivalent Yield(4)                     8.60%       7.92%         7.87%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. Distribution rate is based on an annualization of the respective class's September dividend and the maximum offering price per share (net asset value for Class B) on 9/30/00.

4. Taxable equivalent distribution rate and yield assume the published rates as of 9/27/00 for the maximum combined federal and California state personal income tax bracket of 45.22%, based on the federal income tax rate of 39.6%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/00.

-------------------------------------------------------------------------------
Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

             Past performance does not guarantee future results.              9

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Highlights

                                                                              CLASS A
                                         ------------------------------------------------------------------------------------------
                                          SIX MONTH ENDED
                                         SEPTEMBER 30 ,2000                             YEAR ENDED MARCH 31,
                                                           ------------------------------------------------------------------------
                                             (UNAUDITED)           2000           1999           1998          1997          1996
                                         ------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)
Net asset value, beginning of period ..         $6.88             $7.40          $7.35          $7.09         $7.18          $7.11
                                         ------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) .............           .19               .38            .39            .42           .43            .44
 Net realized and unrealized gains
(losses) ..............................           .13              (.53)           .07            .27          (.04)           .07
                                         ------------------------------------------------------------------------------------------
Total from investment operations ......           .32              (.15)           .46            .69           .39            .51
                                         ------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income ................          (.19)             (.36)          (.39)          (.42)         (.43)          (.44)
 Net realized gains ...................            --              (.01)          (.02)          (.01)         (.05)            --
                                         ------------------------------------------------------------------------------------------
Total distributions ...................          (.19)             (.37)          (.41)          (.43)         (.48)          (.44)
                                         ------------------------------------------------------------------------------------------
Net asset value, end of period ........         $7.01             $6.88          $7.40          $7.35         $7.09          $7.18
                                         ------------------------------------------------------------------------------------------

Total return(b) .......................          4.68%            (1.97)%         6.43%         10.10%         5.67%          7.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .....   $12,791,770       $12,859,577    $15,473,713    $14,767,307   $13,633,542    $13,312,666
Ratio to average net assets:
 Expenses .............................           .58%(c)           .57%           .57%           .56%          .56%           .55%
 Net investment income ................          5.44%(c)          5.40%          5.21%          5.71%         6.07%          6.14%
Portfolio turnover rate ...............          2.77%            12.10%         18.66%         17.29%        11.96%         19.24%

(a)  Based on average shares outstanding effective March 31, 2000.
(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
(c)  Annualized

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Highlights (continued)

                                                                                        CLASS B
                                                                     -----------------------------------------------
                                                                      SIX MONTH ENDED
                                                                     SEPTEMBER 30 ,2000      YEAR ENDED MARCH 31,
                                                                                             --------------------
                                                                         (UNAUDITED)         2000            1999(d)
                                                                     -----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........................             $6.87          $7.39          $7.41
                                                                     -----------------------------------------------
Income from investment operations:
 Net investment income(a) ......................................               .17            .34            .10
 Net realized and unrealized gains (losses) ....................               .14           (.52)          (.03)
                                                                     -----------------------------------------------
Total from investment operations ...............................               .31           (.18)           .07
                                                                     -----------------------------------------------
Less distributions from:
 Net investment income .........................................              (.17)          (.33)          (.09)
 Net realized gains ............................................                --           (.01)            --
                                                                     -----------------------------------------------
Total distributions ............................................              (.17)          (.34)          (.09)
                                                                     -----------------------------------------------
Net asset value, end of period .................................             $7.01          $6.87          $7.39
                                                                     -----------------------------------------------

Total return(b) ................................................              4.54%         (2.51)%         0.88%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............................          $142,719       $110,933       $43,674
Ratio to average net assets:
 Expenses ......................................................              1.14%(c)       1.14%         1.14%(c)
 Net investment income .........................................              4.86%(c)       4.87%         4.59%(c)
Portfolio turnover rate ........................................              2.77%         12.10%        18.66%

(a)  Based on average shares outstanding effective March 31, 2000.
(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
(c)  Annualized

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Highlights (continued)


                                                                              CLASS C
                                         ------------------------------------------------------------------------------------------
                                          SIX MONTH ENDED
                                         SEPTEMBER 30 ,2000                             YEAR ENDED MARCH 31,
                                                           ------------------------------------------------------------------------
                                             (UNAUDITED)      2000           1999           1998          1997          1996(d)
                                         ------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)
Net asset value, beginning of period         $6.87              $7.39         $7.35        $7.09         $7.18           $7.09
                                         ------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a)                      .17                .34           .35          .38           .39             .38
 Net realized and unrealized gains
 (losses)                                      .13               (.53)          .06          .27          (.04)            .08
                                         ------------------------------------------------------------------------------------------
Total from investment operations               .30               (.19)          .41          .65           .35             .46
                                         ------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                        (.17)              (.32)         (.35)        (.38)         (.39)           (.37)
 Net realized gain                              --               (.01)         (.02)        (.01)         (.05)             --
                                         ------------------------------------------------------------------------------------------
Total distributions                           (.17)              (.33)         (.37)        (.39)         (.44)           (.37)
                                         ------------------------------------------------------------------------------------------

Net asset value, end of period               $7.00              $6.87         $7.39        $7.35         $7.09           $7.18
                                         ------------------------------------------------------------------------------------------
Total return(b)                               4.41%            (2.54)%         5.70%        9.49%         5.06%           6.62%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)         $368,344          $367,874       $464,535     $295,976      $138,509         $47,685
Ratio to average net assets:
 Expenses                                     1.14%(c)          1.14%          1.14%        1.14%         1.14%           1.14%(c)
 Net investment income                        4.86%(c)          4.82%          4.61%        5.13%         5.47%           5.55%(c)
Portfolio turnover rate                       2.77%            12.10%         18.66%       17.29%        11.96%          19.24%

(a)  Based on average shares outstanding effective March 31, 2000.
(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
(c)  Annualized
(d)  For the period May 1, 1995 (effective date) to March 31, 1996


                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 97.7%
BONDS 86.4%
ABAG Finance Authority for Nonprofit Corps. COP,
    6.75%, 8/01/20 .............................................................................      $  3,955,000      $  4,238,178
    6.125%, 3/01/21 ............................................................................         4,245,000         4,409,621
    Butte Valley-Tulelake Rural Health, 6.65%, 10/01/22 ........................................         5,300,000         5,531,080
    Episcopal Home Foundation, Refunding, 5.125%, 7/01/13 ......................................         6,000,000         5,616,360
    Episcopal Home Foundation, Refunding, 5.125%, 7/01/18 ......................................        16,975,000        15,195,341
    HFR, Palo Alto Gardens Apartments, Series A, 5.45%, 4/01/39 ................................         5,500,000         4,986,905
    Home for Jewish Parents, CAMTG Insured, 5.625%, 5/15/22 ....................................         5,000,000         4,996,550
    Lytton Gardens Inc., CAMTG Insured, 6.00%, 2/15/30 .........................................         5,000,000         5,045,900
    Milestones Human Services Inc., CAMTG Insured, 5.65%, 7/01/22 ..............................         2,000,000         2,002,540
    Miramonte Mental Health Services, CAMTG Insured, 6.60%, 7/01/22 ............................         1,250,000         1,295,575
    Odd Fellows Home, 6.00%, 8/15/24 ...........................................................         5,525,000         5,654,064
    Peninsula Family YMCA, Series A, Pre-Refunded, 6.80%, 10/01/11 .............................         2,325,000         2,434,717
    Rehabilitation Mental Health Services Inc. Project, CAMTG Insured, 6.50%, 6/01/12 ..........         2,000,000         2,092,680
    Rehabilitation Mental Health Services Inc. Project, CAMTG Insured, 6.55%, 6/01/22 ..........         2,370,000         2,452,784
    Rhoda Haas Goldman Plaza, CAMTG Insured, 5.125%, 5/15/23 ...................................         5,000,000         4,727,850
    United Way of Santa Clara County Project, 7.20%, 7/01/11 ...................................         2,310,000         2,385,167
ABAG Finance Corp. COP, ABAG XXV, 6.80%, 8/01/12 ...............................................         4,500,000         4,610,160
ABAG Revenue,
    Mello-Roos, Refunding and Improvement, Series A, FSA Insured, 5.125%, 9/01/21 ..............         4,760,000         4,608,489
    Mello-Roos, Refunding and Improvement, Series A, FSA Insured, 5.20%, 9/01/27 ...............         4,140,000         3,977,629
    Tax Allocation, RDA Pool, Series A4, FSA Insured, 5.875%, 12/15/25 .........................         5,000,000         5,117,950
    Tax Allocation, RDA Pool, Series A6, FSA Insured, 5.375%, 12/15/25 .........................         3,670,000         3,622,290
ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA Insured, 5.30%,
  10/01/21 .....................................................................................         5,450,000         5,395,500
Adelanto Improvement Agency Tax Allocation, Adelanto Improvement Project, Series 1990,
  Pre-Refunded, 8.25%, 8/01/20 .................................................................         1,840,000         1,930,160
Agua Mansa Industrial Growth Association Special Tax, CFD No. 8, 8.25%, 9/01/17 ................        15,730,000        16,392,862
Alameda-Contra Costa Transit COP, Refunding, 7.60%, 8/01/18 ....................................        23,675,000        24,276,108
Alameda Corridor Transportation Authority Revenue, senior lien, Series A, MBIA Insured,
  5.00%, 10/01/29 ..............................................................................        10,000,000         9,225,100
Alameda County COP,
    Alameda County Medical Center Project, MBIA Insured, 5.00%, 6/01/23 ........................        19,195,000        17,748,465
    Alameda County Medical Center Project, MBIA Insured, 5.30%, 6/01/26 ........................         7,000,000         6,733,790
    Alameda County Medical Center Project, MBIA Insured, 5.00%, 6/01/28 ........................         8,925,000         8,129,069
    Capital Projects, Series 1992, Pre-Refunded, 6.75%, 6/01/16 ................................        10,500,000        11,125,065
Alhambra RDA, Tax Allocation, Industrial Redevelopment Project, Refunding, 6.375%, 5/01/23 .....         2,560,000         2,601,011
Alvord USD, Series A, FGIC Insured, 5.375%, 8/01/27 ............................................         6,100,000         6,010,025
Anaheim PFA, Lease Revenue, Public Improvements Project, Series A, FSA Insured, 5.00%,
    9/01/27 ....................................................................................         8,900,000         8,243,091
    3/01/37 ....................................................................................       146,010,000       132,452,972
Antioch Area Public Facilities Financing Agency Special Tax, CFD No. 1989-1, MBIA Insured,
  5.50%, 8/01/22 ...............................................................................         4,870,000         4,893,230
Antioch Development Agency Tax Allocation, Project 1, Refunding, FGIC Insured, 6.40%,
  9/01/17 ......................................................................................         4,895,000         5,145,575
Antioch PFA, Reassessment Revenue, sub. lien,
    Refunding, 5.60%, 9/02/09 ..................................................................         1,280,000         1,306,931
    Refunding, Series B, 5.50%, 9/02/08 ........................................................         1,220,000         1,239,471
    Series B, 5.30%, 9/02/06 ...................................................................         2,180,000         2,207,446
Apple Valley Insured Health Facilities Revenue COP, 7.30%, 6/01/20 .............................         3,500,000         3,583,090

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Arcadia Hospital Revenue, Methodist Hospital of Southern California,
    6.50%, 11/15/12 ............................................................................      $  2,295,000      $  2,376,587
    6.625%, 11/15/22 ...........................................................................         3,750,000         3,832,650
Auburn USD, COP, Land Acquisition Program, Series A, FSA Insured, 7.00%, 9/01/28 ...............         2,770,000         2,884,955
Azusa PFA Revenue, Water Systems Acquisition Project, Refunding, Series A, FGIC Insured,
  5.50%, 7/01/20 ...............................................................................         5,200,000         5,244,824
Bakersfield Hospital Revenue, Adventist Health Systems West, Refunding, MBIA Insured, 5.50%,
  3/01/19 ......................................................................................         6,085,000         6,158,142
Bakersfield PFA Revenue, Series A, 6.10%, 9/15/10 ..............................................        11,070,000        11,430,771
Baldwin Park PFA Revenue, Tax Allocation,
    Refunding, Series A, 7.10%, 9/01/24 ........................................................         2,000,000         2,110,100
    Series A, 7.75%, 8/01/19 ...................................................................         5,265,000         5,382,094
    Series B, 7.75%, 8/01/21 ...................................................................         5,795,000         5,922,200
Belmont RDA, Tax Allocation, Los Costanos Community Development, Series A,
    6.70%, 8/01/14 .............................................................................         1,235,000         1,361,711
    6.80%, 8/01/23 .............................................................................         2,310,000         2,555,091
Belmont-Redwood Shores School District, Series A, 5.50%, 9/01/22 ...............................         6,500,000         6,531,460
Brea and Olinda USD, COP, High School Refinancing Program, Refunding,
    Series A, FSA Insured, 6.25%, 8/01/18 ......................................................        12,645,000        13,156,364
    Series B, 7.00%, 8/01/18 ...................................................................         9,120,000         9,529,670
Brea PFA Revenue, Tax Allocation, Redevelopment Project, Series A, MBIA Insured,
    7.00%, 8/01/15 .............................................................................         1,720,000         1,792,034
    6.75%, 8/01/22 .............................................................................         4,395,000         4,559,285
    7.00%, 8/01/23 .............................................................................         6,105,000         6,349,505
Brea RDA, Tax Allocation, Redevelopment Project, Refunding, MBIA Insured, 6.125%, 8/01/13 ......        12,845,000        13,607,993
Brentwood 1915 Act, Infrastructure Financing, Reassessment, Series A, FSA Insured, 5.80%,
  9/02/17 ......................................................................................         5,285,000         5,524,199
Brentwood RDA, Tax Allocation, Brentwood Redevelopment Project, Series A, 7.70%, 11/01/08 ......         2,000,000         2,043,440
Brisbane PFA Revenue, 8.00%, 9/02/15 ...........................................................         5,700,000         5,845,407
Buena Park CRDA, Tax Allocation, Central Business District Project, Refunding, Series A,
  7.10%, 9/01/14 ...............................................................................         7,000,000         7,394,030
Burbank Parking Authority, Special Tax, CFD No. 1, 8.375%, 10/01/06 ............................         1,245,000         1,264,982
Burbank RDA, Tax Allocation,
    City Center Redevelopment Project, Refunding, Series A, FSA Insured, 5.50%, 12/01/23 .......         5,000,000         5,010,700
    Refunding, Series A, 6.00%, 12/01/23 .......................................................         6,500,000         6,542,250
Burton Elementary School District COP, Loan Acquisition, Capital Appreciation,
    Series A, FSA Insured, 6.60%, 9/01/27 ......................................................           810,000           852,104
    Series B, FSA Insured, 6.60%, 9/01/27 ......................................................           300,000           305,751
Calexico CRDA Revenue, Tax Allocation, Merged Central Business and Residential, Refunding,
  FSA Insured, 5.80%, 8/01/24 ..................................................................         5,840,000         5,935,075
California Counties Lease Financing Authority COP, CSAC Financing Corp., Amador County
  Project, ETM, 7.70%, 10/01/09 ................................................................         2,565,000         2,965,012
California Educational Facilities Authority Revenue,
    Chapman College, 7.30%, 1/01/02 ............................................................           365,000           374,501
    Chapman College, Pre-Refunded, 7.30%, 1/01/02 ..............................................           385,000           395,695
    Chapman College, Pre-Refunded, 7.50%, 1/01/18 ..............................................         3,000,000         3,085,140
    Chapman University, Refunding, Connie Lee Insured, 5.125%, 10/01/26 ........................        10,000,000         9,445,000
    Pooled College and University, Series B, 6.75%, 6/01/30 ....................................         8,000,000         8,455,280
    St. Mary's College of California Project, Pre-Refunded, 7.50%, 10/01/20 ....................         2,100,000         2,142,000
    Stanford University, Refunding, Series O, 5.125%, 1/01/31 ..................................        21,250,000        20,200,038
    Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 ...............................         6,000,000         6,110,520

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
California Health Facilities Authority Revenue, Insured Health Facility, Help Group, Series
  A, CAMTG Insured, 6.10%, 8/01/25 .............................................................      $ 12,905,000      $ 13,366,612
California Health Facilities Financing Authority Revenue,
    Adventist Health Systems West, Series B, MBIA Insured, 6.25%, 3/01/21 ......................         2,930,000         3,007,440
    AIDS Health Care Foundation, Refunding, Series C, CAMTG Insured, 6.25%, 9/01/17 ............         1,750,000         1,806,018
    Association for Retarded Citizens of San Diego, CHFCLP Insured, Pre-Refunded, 7.00%,
      5/01/21 ..................................................................................         3,650,000         3,765,231
    California Autism Foundation Inc., Series A, CHFCLP Insured, 6.25%, 11/01/20 ...............         3,560,000         3,649,605
    Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.75%, 7/01/15 ................        12,500,000        13,084,125
    Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 ................         7,300,000         7,677,118
    Catholic Healthcare West, Series A, 5.00%, 7/01/18 .........................................        40,000,000        34,665,200
    Catholic Healthcare West, Series A, 5.00%, 7/01/28 .........................................       140,630,000       115,697,707
    Catholic Healthcare West, Series A, MBIA Insured, 5.00%, 7/01/17 ...........................         5,000,000         4,845,250
    Catholic Healthcare West, Series A, MBIA Insured, 5.125%, 7/01/24 ..........................        11,500,000        10,843,925
    Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/17 .......................         8,355,000         8,256,996
    Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/27 .......................        15,600,000        14,720,784
    Cedars-Sinai Medical Center, Series B, MBIA Insured, 5.25%, 8/01/27 ........................        52,500,000        50,453,025
    Clinicas Del Camino, Series A, CHFCLP Insured, 6.55%, 5/01/25 ..............................         4,500,000         4,739,760
    County Program, Series B, 7.20%, 1/01/12 ...................................................         2,330,000         2,342,652
    El Proyecto, Series A, CHFCLP Insured, 5.50%, 12/01/22 .....................................         3,350,000         3,294,960
    Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/18 ................................         5,000,000         4,803,900
    Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/28 ................................        25,390,000        23,110,486
    Feedback Foundation Inc., Series A, CHFCLP Insured, 6.50%, 12/01/22 ........................         4,240,000         4,390,520
    Hospital of the Good Samaritan, Refunding, 6.90%, 9/01/07 ..................................        13,920,000        14,211,624
    Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 ..................................        71,050,000        70,275,555
    Insured Health Facilities, Familiesfirst Inc., Series A, 6.00%, 12/01/25 ...................        11,365,000        11,650,602
    Kaiser Permanente, Series A, 5.40%, 5/01/28 ................................................        46,000,000        41,741,320
    Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/20 ...................................        32,295,000        30,627,286
    Kaiser Permanente, Series A, FSA Insured, 5.00%, 6/01/24 ...................................       136,775,000       126,923,097
    Kaiser Permanente, Series A, Pre-Refunded, 6.50%, 12/01/20 .................................        11,000,000        11,263,010
    Kaiser Permanente, Series B, 5.25%, 10/01/16 ...............................................         7,515,000         7,095,513
    Kaiser Permanente, Series B, 5.00%, 10/01/18 ...............................................        16,425,000        14,746,858
    Kaiser Permanente, Series B, 5.00%, 10/01/20 ...............................................        36,520,000        32,277,472
    Kaiser Permanente, Series B, 5.40%, 5/01/28 ................................................        80,000,000        72,593,600
    Lodi Memorial Hospital Association, Series A, CHFCLP Insured, 7.70%, 9/01/10 ...............         4,000,000         4,133,040
    Marshall Hospital, Series A, CAMTG Insured, 5.30%, 11/01/28 ................................         5,500,000         5,237,760
    Mills-Peninsula Health, Refunding, Series A, Connie Lee Insured, 5.75%, 1/15/15 ............        11,500,000        11,908,940
    Mills-Peninsula Health, Series B, Connie Lee Insured, 5.75%, 1/15/15 .......................         5,665,000         5,866,447
    Northern California Presbyterian, 5.40%, 7/01/28 ...........................................         6,340,000         5,778,530
    On Lok Senior Health Services, Series A, CHFCLP Insured, 6.40%, 12/01/12 ...................         2,000,000         2,105,880
    On Lok Senior Health Services, Series A, CHFCLP Insured, 6.50%, 12/01/22 ...................         7,525,000         7,792,138
    Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.625%, 7/01/19 .................         8,500,000         8,696,435
    San Diego Hospital Association, Refunding, Series A, MBIA Insured, 6.20%, 8/01/20 ..........         8,250,000         8,491,808
    San Diego Hospital Association, Series A, Pre-Refunded, 6.95%, 10/01/21 ....................        21,145,000        22,173,281
    Scripps Memorial Hospital, Series A, MBIA Insured, 6.375%, 10/01/22 ........................         9,725,000        10,099,121
    Small Facilities Loan, Health Facilities, Refunding, Series B, CAMTG Insured, 7.50%,
      4/01/22 ..................................................................................         5,000,000         5,507,300
    Small Facilities Loan, Health Facilities, Series A, CHFCLP Insured, 6.75%, 3/01/20 .........         5,500,000         5,697,285
    Southern California, Series A, CHFCLP Insured, 5.50%, 12/01/22 .............................         3,070,000         3,019,560

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
California Health Facilities Financing Authority Revenue, (cont.)
    St. Francis Medical Center, Refunding, Series H, AMBAC Insured, 6.35%, 10/01/23 ............      $  7,000,000      $  7,403,830
    St. Paul's Episcopal Home, CHFCLP Insured, 6.50%, 9/01/14 ..................................         2,595,000         2,726,904
    Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 ..........................         5,750,000         6,012,603
    Sutter Health, Series A, FSA Insured, 5.25%, 8/15/27 .......................................         5,300,000         5,057,631
    Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 .......................................        61,000,000        54,533,390
    Sutter Health, Series A, MBIA Insured, 5.35%, 8/15/28 ......................................         5,500,000         5,314,265
    Sutter Health, Series A, MBIA Insured, 5.375%, 8/15/30 .....................................         9,000,000         8,758,080
    Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/38 ......................................        25,860,000        23,133,580
    The Help Group, CHFCLP Insured, 5.40%, 8/01/22 .............................................         7,420,000         7,206,452
    UCSF-Stanford Health Care, Refunding, Series B, 5.00%, 11/15/31 ............................        26,920,000        24,588,190
    UCSF-Stanford Health Care, Refunding, Series B, AMBAC Insured, 5.00%, 11/15/28 .............        30,000,000        27,306,600
    UCSF-Stanford Health Care, Refunding, Series A, FSA Insured, 5.00%, 11/15/31 ...............         2,150,000         1,963,767
    Valleycare Hospital Corp., Refunding, 5.50%, 5/01/20 .......................................        11,640,000        11,584,244
    Walden House, State Guaranteed, 6.85%, 3/01/22 .............................................         3,225,000         3,352,581
California HFA, SFM Purchase,
    Class I, Series A-1, 6.05%, 8/01/26 ........................................................        13,935,000        14,051,357
    Refunding, Series A-2, FHA Insured, 6.45%, 8/01/25 .........................................         8,560,000         8,813,034
California HFAR,
    Home Mortgage, Series A, 6.55%, 8/01/26 ....................................................         6,975,000         7,222,752
    Home Mortgage, Series D, MBIA Insured, 6.15%, 8/01/28 ......................................         5,250,000         5,331,533
    Home Mortgage, Series E, 6.70%, 8/01/25 ....................................................         5,115,000         5,325,124
    Home Mortgage, Series E, 6.375%, 8/01/27 ...................................................        14,090,000        14,485,365
    Home Mortgage, Series E, AMBAC Insured, 6.10%, 8/01/29 .....................................        22,140,000        22,393,503
    Home Mortgage, Series E, MBIA Insured, 6.15%, 8/01/25 ......................................        16,260,000        16,497,233
    Home Mortgage, Series F, 6.75%, 8/01/11 ....................................................           865,000           894,540
    Home Mortgage, Series F-1, 6.875%, 8/01/15 .................................................         3,350,000         3,563,127
    Home Mortgage, Series F-1, 7.00%, 8/01/26 ..................................................         6,535,000         6,814,763
    Home Mortgage, Series G, 7.05%, 8/01/27 ....................................................         2,675,000         2,750,114
    Home Mortgage, Series H, 6.25%, 8/01/27 ....................................................        18,375,000        18,759,956
    Home Mortgage, Series I, MBIA Insured, 5.75%, 2/01/29 ......................................         8,100,000         7,965,783
    Home Mortgage, Series J, MBIA Insured, 5.40%, 8/01/28 ......................................         6,345,000         5,962,714
    Home Mortgage, Series J, MBIA Insured, 5.55%, 8/01/28 ......................................        10,000,000         9,615,900
    Home Mortgage, Series M, MBIA Insured, 5.60%, 8/01/29 ......................................        21,150,000        20,415,672
    Home Mortgage, Series N, 6.375%, 2/01/27 ...................................................         6,610,000         6,799,641
    Home Mortgage, Series N, FSA Insured, 5.15%, 8/01/18 .......................................         6,000,000         5,607,660
    Home Mortgage, Series R, MBIA Insured, 6.15%, 8/01/27 ......................................         9,000,000         9,152,190
    Home Mortgage, SF, Series A, 10.25%, 2/01/14 ...............................................           465,000           465,512
    Home Mortgage, SF, Series B, 10.625%, 2/01/14 ..............................................           170,000           170,180
    Housing Revenue, Series E, MBIA Insured, 6.625%, 8/01/14 ...................................         4,365,000         4,628,995
    Housing Revenue, Series E, MBIA Insured, 6.75%, 8/01/26 ....................................        11,855,000        12,411,000
    Housing Revenue, Series F, MBIA Insured, 6.90%, 8/01/26 ....................................        11,345,000        11,911,002
    MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37 ...........................................         5,000,000         5,147,250
    MFHR III, Series B, MBIA Insured, 5.50%, 8/01/39 ...........................................        15,000,000        13,938,000
    Multi-Unit Rental Housing, Series A, 6.875%, 2/01/22 .......................................         2,465,000         2,471,064
    Series B-1, Class 1, 5.65%, 8/01/28 ........................................................        13,190,000        12,863,811
    SFM, Series C-2, Class 1, FHA Insured, 5.65%, 2/01/25 ......................................        10,000,000         9,856,100

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
California Mobilehome Park Financing Authority Revenue, Series A, FSA Insured,
    4.65%, 10/01/00 ............................................................................      $     45,000      $     45,000
    4.80%, 10/01/01 ............................................................................            40,000            40,366
    4.95%, 10/01/02 ............................................................................            40,000            40,583
    5.05%, 10/01/03 ............................................................................            45,000            46,090
    5.15%, 10/01/04 ............................................................................            45,000            46,422
    5.25%, 10/01/05 ............................................................................            50,000            51,932
    6.25%, 10/01/25 ............................................................................         1,895,000         1,931,460
California PCFA,
    PCR, Pacific Gas and Electric Co., Series A, 6.625%, 6/01/09 ...............................         1,750,000         1,827,385
    PCR, Southern California Edison Co., Refunding, 6.90%, 12/01/17 ............................         2,510,000         2,616,876
    PCR, Southern California Edison Co., Series B, 6.40%, 12/01/24 .............................        29,000,000        30,164,060
    PCR, Southern California Edison Co., Series B, MBIA Insured, 6.40%, 12/01/24 ...............        12,120,000        12,564,925
    Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project, 6.875%, 11/01/27 .........        17,205,000        16,923,698
California Public Capital Improvement Financing Authority Revenue, Pooled Projects,
    Joint Powers Agency, Series E, 8.375%, 3/01/03 .............................................        13,225,000        13,318,104
    Series A, 8.40%, 3/01/08 ...................................................................        48,250,000        48,864,705
    Series A, 8.50%, 3/01/18 ...................................................................       121,300,000       122,910,864
California Resources Efficiency Financing Authority COP, Capital Improvement Program,
  Refunding, AMBAC Insured,
    5.625%, 4/01/22 ............................................................................        10,365,000        10,500,989
    5.75%, 4/01/27 .............................................................................         7,885,000         8,054,764
California Rural Home Mortgage Finance Authority SFMR, GNMA Secured, 7.00%, 9/01/29 ............         4,715,000         5,135,625
California Special Districts Association Finance Corp. COP, Series F, 8.10%, 9/01/10 ...........           150,000           152,616
California Special Districts Lease Financing Program COP,
    Series C, 7.90%, 4/01/14 ...................................................................           135,000           136,758
    Series E, 7.70%,  12/01/09 .................................................................           205,000           206,878
    Series E, 7.75%, 12/01/19 ..................................................................           305,000           307,455
California State Department of Veteran Affairs Home Purchase Revenue,
    Chase Revenue, Series A, 5.20%, 12/01/27 ...................................................        31,000,000        28,950,280
    Refunding, Series A, 5.40%, 12/01/28 .......................................................         9,580,000         9,243,646
    Refunding, Series B, 5.50%, 12/01/18 .......................................................         2,500,000         2,463,125
    Series B, 5.20%, 12/01/28 ..................................................................        63,875,000        59,841,933
California State Department of Water Resources Central Valley Project Water System Revenue,
  Refunding,
    Series J-1, 6.00%, 12/01/20 ................................................................         9,580,000         9,777,252
    Series J-2, 6.00%, 12/01/20 ................................................................        22,865,000        23,335,790
    Series J-3, 6.00%, 12/01/20 ................................................................        18,945,000        19,335,078
    Series L, 5.75%, 12/01/19 ..................................................................        18,000,000        18,298,260
    Series L, 5.50%, 12/01/23 ..................................................................        50,000,000        49,996,000
    Series L, 5.875%, 12/01/25 .................................................................        40,070,000        40,624,569
    Series O, 5.00%, 12/01/22 ..................................................................         5,500,000         5,169,945
    Series O, 4.75%, 12/01/25 ..................................................................        16,000,000        14,175,520
    Series Q, MBIA Insured, 5.375%, 12/01/27 ...................................................        58,000,000        57,139,860
    Series S, 5.00%, 12/01/29 ..................................................................        24,595,000        22,517,460
California State GO,
    6.00%, 8/01/19 .............................................................................           905,000           942,748
    5.25%, 10/01/20 ............................................................................        10,000,000         9,866,000

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
California State GO, (cont.)
    6.00%, 5/01/24 .............................................................................      $  2,565,000      $  2,640,591
    5.125%, 10/01/27 ...........................................................................        39,835,000        37,746,849
    AMBAC Insured, 5.90%, 3/01/25 ..............................................................           210,000           215,956
    AMBAC Insured, 5.125%, 10/01/27 ............................................................        31,420,000        29,985,049
    FGIC Insured, 5.625%, 10/01/26 .............................................................        41,500,000        41,965,215
    FSA Insured, 5.50%, 3/01/20 ................................................................         5,500,000         5,579,200
    FSA Insured, 5.50%, 9/01/29 ................................................................        30,000,000        30,089,100
    MBIA Insured, 6.00%, 8/01/24 ...............................................................           990,000         1,018,760
    Refunding, 5.625%, 9/01/24 .................................................................        10,650,000        10,747,448
    Series BR, 5.25%, 12/01/26 .................................................................         5,000,000         4,583,900
    Series BR, 5.30%, 12/01/29 .................................................................        13,000,000        11,961,300
    Various Purposes, FSA Insured, 5.50%, 4/01/19 ..............................................         5,000,000         5,051,400
    Veterans Bonds, Series BD, BE, and BF, 6.40%, 2/01/22 ......................................        29,000,000        29,102,080
    Veterans Bonds, Series BD, BE, and BF, 6.55%, 2/01/25 ......................................        10,570,000        10,610,800
    Veterans Bonds, Series BD, BE, and BF, AMBAC Insured, 6.20%, 2/01/16 .......................        11,500,000        11,557,040
    Veterans Bonds, Series BD, BE, and BF, AMBAC Insured, 6.375%, 2/01/27 ......................        45,000,000        45,260,100
    Veterans Bonds, Series BH, 5.50%, 12/01/18 .................................................        44,250,000        43,745,993
    Veterans Bonds, Series BH, 5.60%, 12/01/32 .................................................        50,060,000        48,533,170
    Veterans Bonds, Series BH, FSA Insured, 5.50%, 12/01/24 ....................................        16,440,000        16,094,596
    Veterans Bonds, Series BM, 5.45%, 12/01/25 .................................................        36,635,000        35,654,281
    Veterans Bonds, Series BN, 5.375%, 12/01/21 ................................................        24,870,000        24,299,731
    Veterans Bonds, Series BN, 5.45%, 12/01/28 .................................................        21,575,000        20,938,969
California State HFAR, Home Mortgage, Series L, MBIA Insured, 6.40%, 8/01/27 ...................        14,820,000        15,268,157
California State Local Government Finance Authority Revenue, Marin Valley, Series A, FSA
  Insured, 5.85%, 10/01/27 .....................................................................         6,735,000         6,934,087
California State Public Works Board Lease Revenue,
    California Science Center, Series A, 5.25%, 10/01/22 .......................................         8,645,000         8,392,652
    California State University, Various Projects, Series A, 6.30%, 10/01/04 ...................         5,250,000         5,542,740
    California State University, Various Projects, Series A, Pre-Refunded, 6.50%, 10/01/06 .....        10,695,000        11,363,544
    Department of Corrections, California State Prison at Coalinga, Series B, MBIA Insured,
      5.375%, 12/01/19 .........................................................................        15,250,000        15,306,730
    Department of Corrections, Corcoran II Facility, Series A, AMBAC Insured, 5.25%, 1/01/21 ...        17,405,000        17,126,520
    Department of Justice Building, Series A, FSA Insured, 5.625%, 5/01/20 .....................         5,000,000         5,077,900
    Trustees California State University, Refunding, Series A, 5.00%, 10/01/19 .................         8,500,000         8,031,650
    University of California, Various Projects, Refunding, Series A, 5.50%, 6/01/21 ............        14,000,000        14,067,340
    University of California, Various Projects, Refunding, Series A, 5.00%, 6/01/23 ............        23,175,000        21,682,762
    University of California, Various Projects, Series B, 5.50%, 6/01/19 .......................        13,000,000        13,083,720
    University of California, Various Projects, Series B, Pre-Refunded, 6.625%, 12/01/14 .......         7,415,000         8,218,786
    Various California Community Colleges, Refunding, Series A, 5.90%, 4/01/17 .................         8,320,000         8,727,347
California Statewide CDA,
    COP, California Lutheran Homes, ETM, 5.75%, 11/15/15 .......................................         5,000,000         5,196,600
    COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ......................................        37,685,000        34,844,305
    COP, FSA Insured, 5.50%, 8/15/31 ...........................................................         9,000,000         8,880,840
    COP, Kaiser Permanente, 5.30%, 12/01/15 ....................................................        32,200,000        31,123,554
    COP, MBIA Insured, 5.00%, 4/01/18 ..........................................................         7,000,000         6,731,550
    COP, MBIA Insured, 5.125%, 4/01/23 .........................................................         6,000,000         5,711,640
    COP, St. Joseph Health System, Refunding, 5.125%, 7/01/17 ..................................         5,000,000         4,738,500

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
California Statewide CDA, (cont.)
    COP, St. Joseph Health System, Refunding, 5.25%, 7/01/21 ...................................      $ 16,250,000      $ 15,234,050
    COP, The Internext Group, 5.375%, 4/01/17 ..................................................         5,000,000         4,601,900
    COP, The Internext Group, 5.375%, 4/01/30 ..................................................        27,680,000        23,711,518
    Lease Revenue, Oakland Convention Center Project, Refunding, AMBAC Insured, 5.50%,
      10/01/14 .................................................................................        10,000,000        10,144,700
    Lease Revenue, Special Facilities, United Airlines, Los Angeles, 5.625%, 10/01/34 ..........        65,920,000        59,376,122
    Lease Revenue, Special Facilities, United Airlines, Series A, 5.70%, 10/01/33 ..............        35,125,000        31,852,404
    MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%, 3/20/39 .......................         7,453,000         7,793,602
    MFHR, Series E, FNMA Insured, 6.40%, 6/01/28 ...............................................         8,000,000         8,300,880
    Water Revenue, Refunding, Series A, 6.10%, 7/01/21 .........................................         4,615,000         4,685,794
California Statewide CDA Revenue, COP,
    CAMTG Insured, 6.625%, 4/15/12 .............................................................         7,000,000         7,388,920
    CAMTG Insured, 6.75%, 4/15/22 ..............................................................        16,000,000        16,918,400
    CAMTG Insured, ETM, 5.90%, 8/01/21 .........................................................         4,000,000         4,115,960
    Catholic Healthcare West, MBIA Insured, 5.50%, 7/01/23 .....................................        11,240,000        11,238,988
    Familiesfirst Inc., CAMTG Insured, 7.25%, 12/01/22 .........................................         5,120,000         5,785,395
    Gemological Institute, Connie Lee Insured, 6.00%, 5/01/15 ..................................         5,365,000         5,617,799
    Gemological Institute, Connie Lee Insured, 6.00%, 5/01/20 ..................................         3,775,000         3,909,088
    Health Facilities, Barton Memorial Hospital, Refunding, Series B, 6.40%, 12/01/05 ..........           250,000           259,880
    Insured Health Facilities, AIDS Project, Series A, CAMTG Insured, 6.25%, 8/01/22 ...........         2,590,000         2,653,248
    Insured Health Facilities, Children's Campus, CAMTG Insured, 6.375%, 9/01/12 ...............         2,765,000         2,884,586
    Insured Health Facilities, Children's Campus, CAMTG Insured, 6.50%, 9/01/22 ................         3,000,000         3,100,830
    Insured Health Facilities, Eskaton Properties, CAMTG Insured, 6.75%, 5/01/21 ...............         9,600,000        10,160,832
    Insured Health Facilities, Unihealth, Series A, AMBAC Insured, Pre-Refunded, 5.75%,
      10/01/25 .................................................................................        36,000,000        37,918,080
    Insured Hospital, Triad Health Care, CAMTG Insured, Pre-Refunded, 6.50%, 8/01/22 ...........        80,230,000        85,037,382
    Insured Hospital, Triad Health Care, Refunding, CAMTG Insured, ETM, 6.25%, 8/01/06 .........         2,000,000         2,138,360
    Salk Institute, Connie Lee Insured, 6.20%, 7/01/24 .........................................         7,065,000         7,354,241
    Sisters Charity Leavenworth, 5.00%, 12/01/23 ...............................................        11,375,000        10,222,599
    Southern California Development Corp., 6.10%, 12/01/15 .....................................         2,255,000         2,363,849
    St. Joseph Health System Group, Pre-Refunded, 6.625%, 7/01/21 ..............................        12,500,000        13,752,375
    Sutter Health Obligated Group, MBIA Insured, 5.50%, 8/15/22 ................................        25,520,000        25,547,051
    Sutter Health Obligated Group, Refunding, AMBAC Insured, 6.00%, 8/15/09 ....................         6,465,000         6,775,320
    Sutter Health Obligated Group, Refunding, AMBAC Insured, 6.125%, 8/15/22 ...................         9,330,000         9,568,848
    Sutter Health Obligated Group, Refunding, MBIA Insured, 5.50%, 8/15/23 .....................        14,000,000        13,999,020
California Statewide CDA, Water and Wastewater Revenue, Pooled Financing Program, Series B,
  FSA Insured, 5.65%, 10/01/26 .................................................................         5,000,000         5,069,450
California Statewide Communities Development Authority Revenue, Los Angeles Orthopedic
  Hospital Foundation, AMBAC Insured, 5.75%, 6/01/30 ...........................................        10,000,000        10,191,200
California Valley HFAR, Home Mortgage, MBIA Insured, 5.65%, 2/01/27 ............................        20,000,000        19,516,600
Camarillo COP, Capital Improvement Corp., ETM, 7.625%, 4/01/08 .................................         3,785,000         3,840,904
Campbell Housing Facility Revenue, San Tomas Gardens Project, Series A, 6.625%, 10/20/34 .......         5,615,000         5,796,926
Camrosa Water District COP, Water System Improvement Projects, MBIA Insured, 6.00%, 1/15/20 ....         5,120,000         5,325,466
Capistrano Bay Park and Recreation District COP, Special Lease Finance, Series Q, 6.35%,
  8/01/12 ......................................................................................         2,800,000         2,837,184
Carson RDA, Project Area No. 1, Refunding, Series 1992, 6.375%,
    10/01/12 ...................................................................................         3,965,000         4,132,838
    10/01/16 ...................................................................................         1,565,000         1,616,301

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Castaic Lake Water Agency COP, Water System Improvement Project, Refunding, Series A, MBIA
  Insured,
    6.125%, 8/01/15 ............................................................................      $ 11,540,000      $ 12,226,745
    6.00%, 8/01/18 .............................................................................         5,345,000         5,587,075
Cathedral City PFAR, Tax Allocation, Redevelopment Projects, Refunding, Series A, MBIA
  Insured, 5.70%, 8/01/24 ......................................................................        11,210,000        11,360,662
Central California Joint Powers Health Financing Authority COP, Community Hospitals of
  Central California, 6.00%,
    2/01/20 ....................................................................................         5,000,000         4,943,200
    2/01/30 ....................................................................................        20,000,000        19,672,800
Central San Joaquin Water Conservation District COP, Series 1990, Pre-Refunded, 7.65%,
  12/01/18 .....................................................................................         4,630,000         4,794,226
Chaffey Community College District COP, Pre-Refunded, 7.40%, 11/01/14 ..........................         5,000,000         5,667,650
Chico PFA Revenue, Southeast Chico Redevelopment Project, Series A, FGIC Insured, 6.625%,
  4/01/21 ......................................................................................         1,955,000         2,004,325
Chico RDAR, COP, Insured Health Facilities, Sierra Sunrise Lodge,
    6.80%, 2/01/11 .............................................................................         4,110,000         4,221,545
    6.75%, 2/01/21 .............................................................................         2,800,000         2,870,896
Chino RDA, Tax Allocation, Central City Redevelopment Project, 7.00%, 9/01/22 ..................         9,980,000        10,483,790
Chino USD, COP, Land Acquisition,
    Series A, FSA Insured, 9/01/14 .............................................................         1,185,000         1,282,905
    Series A, FSA Insured, 9/01/29 .............................................................         7,105,000         7,544,089
    Series D, BIG Insured, 7.45%, 9/01/24 ......................................................         7,490,000         7,582,951
    Series E, BIG Insured, 7.50%, 9/01/24 ......................................................           485,000           491,038
Clayton 1915 Act, Limited Obligation, Contra Costa County, Oakhurst Country Club,
    8.10%, 9/02/01 .............................................................................            45,000            45,942
    8.20%, 9/02/02 .............................................................................            65,000            67,363
    8.25%, 9/02/03 .............................................................................            60,000            62,225
    8.30%, 9/02/04 .............................................................................            85,000            88,133
    8.30%, 9/02/05 .............................................................................           100,000           103,644
    8.35%, 9/02/06 .............................................................................            95,000            98,441
    8.35%, 9/02/07 .............................................................................           115,000           119,118
    8.375%, 9/02/08 ............................................................................           120,000           124,259
    8.375%, 9/02/09 ............................................................................           135,000           139,763
    8.40%, 9/02/10 .............................................................................            15,000            15,528
    8.40%, 9/02/11 .............................................................................           135,000           139,720
    8.40%, 9/02/12 .............................................................................           160,000           165,594
    8.40%, 9/02/13 .............................................................................           180,000           186,293
Clovis COP, Pre-Refunded, 7.20%, 8/01/11 .......................................................         2,670,000         2,791,245
Coachella Valley COP, ID No. 71, Storm Water District, Flood Control Project, Pre-Refunded,
  6.75%, 10/01/12 ..............................................................................         3,000,000         3,201,720
Coachella Valley USD, COP, 8.25%, 9/01/12 ......................................................         6,165,000         6,368,877
Colton RDA, MFR, Seniors Housing Project, Series A, 7.75%, 7/01/22 .............................         4,100,000         4,120,336
Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18 ................................         1,555,000         1,592,211
Commerce Joint Powers Financing Authority Lease Revenue, Community Center, Series A, 6.25%,
  10/01/22 .....................................................................................         4,000,000         4,067,800
Commerce Refuse to Energy Authority Revenue, Refunding, Series 1994, 8.75%, 7/01/10 ............        30,575,000        33,830,932
Compton COP, Civic Center and Capital Improvement, Refunding, Series A, 5.50%, 9/01/15 .........         5,000,000         4,934,700
Compton CRDA, Tax Allocation, Series 1, FSA Insured, 6.75%, 8/01/13 ............................         6,590,000         7,070,543
Compton Sewer Revenue, Pre-Refunded, 6.75%, 7/01/23 ............................................         4,535,000         4,903,469
Concord RDA, Tax Allocation, Central Concord Redevelopment Project, Refunding, Sub Series A,
  6.00%, 7/01/19 ...............................................................................         8,395,000         8,449,064
Contra Costa County COP, Merrithew Memorial Hospital Project, Refunding, MBIA Insured,
  5.50%, 11/01/22 ..............................................................................        11,000,000        11,015,070

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Contra Costa County MFHR, Byron Park Project, Refunding, Series C, GNMA Secured, 6.40%,
  1/20/31 ......................................................................................      $  5,930,000      $  6,165,006
Contra Costa Transportation Authority Revenue, Sales Tax, Series A,
    ETM, 6.875%, 3/01/07 .......................................................................        13,900,000        15,444,707
    FGIC Insured, ETM, 6.50%, 3/01/09 ..........................................................         1,000,000         1,100,510
Corcoran Hospital District Revenue, Series A, 6.55%, 7/01/12 ...................................         1,180,000         1,221,666
Corona 1915 Act,
    AD No. 79-2, Northeast Area, Series B, 7.80%, 9/02/01 ......................................           875,000           893,751
    AD No. 79-2, Northeast Area, Series B, 7.85%, 9/02/02 ......................................           900,000           934,389
    AD No. 79-2, Northeast Area, Series B, 7.85%, 9/02/03 ......................................           935,000           970,334
    AD No. 79-2, Northeast Area, Series B, 7.85%, 9/02/04 ......................................         1,005,000         1,042,557
    AD No. 79-2 and 80-1, Refunding, 8.10%, 9/02/01 ............................................         1,485,000         1,519,407
    AD No. 79-2 and 80-1, Refunding, 8.10%, 9/02/02 ............................................         1,445,000         1,501,658
    AD No. 79-2 and 80-1, Refunding, 8.10%, 9/02/03 ............................................         1,525,000         1,584,155
    AD No. 79-2 and 80-1, Refunding, 8.10%, 9/02/04 ............................................         1,645,000         1,708,119
Corona COP,
    Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ...........................        15,000,000        20,025,750
 (a)Vista Hospital System, Refunding, Series C, 7.315%, 7/01/20 ................................        22,325,000         8,933,795
Corona RDA, Tax Allocation, Redevelopment Project Area A, Refunding, Series A, FGIC Insured,
  6.25%, 9/01/16 ...............................................................................         3,000,000         3,185,340
Corona-Norco USD, Lease Revenue, Land Acquisition, Series A, FSA Insured, 6.00%, 4/15/29 .......        18,435,000        18,922,053
CSAC Finance Corp. COP, Sutter County, Health Facilities Program, 7.80%, 1/01/21 ...............         2,100,000         2,110,395
Culver City USD, GO, MBIA Insured, 5.75%, 8/01/36 ..............................................         5,000,000         5,081,350
Cupertino COP, Refunding,
    Series A, 5.75%, 1/01/16 ...................................................................         5,000,000         5,110,650
    Series B, 6.25%, 7/01/10 ...................................................................         3,535,000         3,703,867
Cypress COP, Civic Center, Refunding and Improvement Project, 6.80%, 8/01/17 ...................         3,440,000         3,569,963
Desert Hot Springs RDA, Tax Allocation, Redevelopment Project No. 2, Series A, 6.625%,
  9/01/20 ......................................................................................         1,230,000         1,263,235
Duarte COP,
    City Civic Center, Refunding, 7.00%, 6/15/22 ...............................................         5,370,000         5,580,182
    Refunding, Series A, 5.25%, 4/01/24 ........................................................         5,000,000         4,323,050
    Series A, 5.25%, 4/01/19 ...................................................................         5,000,000         4,402,650
    Series A, 5.25%, 4/01/31 ...................................................................        12,500,000        10,608,500
East Bay MUD,
    Wastewater System Revenue, sub., MBIA Insured, 5.00%, 6/01/38 ..............................        23,115,000        20,979,636
    Water System Revenue, sub., MBIA Insured, 5.00%, 6/01/38 ...................................        37,620,000        34,144,664
    Water System Revenue, sub., Refunding, 6.00%, 6/01/20 ......................................        15,100,000        15,426,009
East Side UHSD, Santa Clara County, Series D, FGIC Insured, 5.80%, 9/01/21 .....................         7,100,000         7,272,814
Eastern Municipal Water District, Water and Sewer Revenue COP, Refunding, Series A, FGIC
  Insured, 6.30%, 7/01/20 ......................................................................         7,975,000         8,142,714
El Cajon RDA, Tax Allocation, Redevelopment Project, Refunding, AMBAC Insured, 5.35%,
  10/01/22 .....................................................................................        11,285,000        11,169,893
El Camino Hospital District Revenue, Refunding, Series A, ETM, 7.25%, 8/15/09 ..................         8,945,000        10,158,479
El Dorado County Board Authority Lease Revenue, Capital Facilities Project, Pre-Refunded,
  7.40%, 11/01/09 ..............................................................................         5,500,000         5,623,585
El Dorado County Special Tax, Community Facilities District No 1992-1, 6.25%, 9/01/29 ..........        19,905,000        19,903,607
El Monte COP, Department of Public Social Services Facility, AMBAC Insured, 4.75%, 6/01/30 .....        10,790,000         9,498,005
Emeryville PFA Revenue,
    Housing Increment Loan, 6.20%, 9/01/25 .....................................................         3,115,000         3,188,888
    Shellmound Park Redevelopment and Housing Project, Series B, MBIA Insured, 5.00%, 9/01/28 ..        20,000,000        18,473,800

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Empire USD COP, Garst School Supplies Financing Project, 6.75%, 12/01/17 .......................      $  1,165,000      $  1,209,841
Empire USD, Special Tax, CFD No. 1987-1, Refunding, Series A, MBIA Insured, 6.50%, 10/01/17 ....         2,700,000         2,857,572
Escondido COP,
    Escondido Mobile Home Park, Pre-Refunded, 7.25%, 3/01/07 ...................................         1,000,000         1,033,050
    Escondido Mobile Home Park, Pre-Refunded, 7.40%, 3/01/21 ...................................         4,910,000         5,075,222
    Wastewater Project, Refunding, AMBAC Insured, 5.70%, 9/01/26 ...............................        13,465,000        13,652,298
    Wastewater Project, Refunding, AMBAC Insured, 5.80%, 9/01/26 ...............................           400,000           409,392
Fairfield PFAR, Fairfield Redevelopment Projects, Series A, 7.80%, 8/01/19 .....................         2,145,000         2,177,068
Fair Oaks Fire Protection District COP, 8.00%, 12/01/15 ........................................         1,960,000         2,006,648
Fillmore COP, Water System Improvement Project, AMBAC Insured, 7.70%, 5/01/19 ..................         2,590,000         2,932,553
Folsom PFAR, Local Agency,
    7.25%, 10/01/10 ............................................................................         3,000,000         3,060,000
    8.00%, 10/01/18 ............................................................................         7,590,000         7,674,629
Fontana PFAR, Tax Allocation, North Fontana Redevelopment,
    Series B, 6.30%, 1/15/24 ...................................................................         1,905,000         1,918,202
    sub. lien, Series A, Pre-Refunded, 7.65%, 12/01/09 .........................................         2,000,000         2,119,400
    sub. lien, Series A, Pre-Refunded, 7.75%, 12/01/20 .........................................        11,005,000        11,674,324
Fontana RDA, Tax Allocation, Jurupa Hills Redevelopment Project,
    Refunding, Series A, 5.50%, 10/01/27 .......................................................        12,500,000        11,312,875
    Series A, Pre-Refunded, 7.10%, 10/01/23 ....................................................        10,000,000        10,728,600
Fontana USD, GO, Convertible Capital Appreciation, Series D, FGIC Insured, 5.80%, 5/01/17 ......         5,000,000         5,270,600
Foothill/Eastern Corridor Agency Toll Road Revenue,
    Refunding, MBIA Insured, 5.75%, 1/15/40 ....................................................       395,510,000       382,920,917
    senior lien, Series A, 5.00%, 1/01/35 ......................................................        15,955,000        13,893,933
    senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 ........................................       108,175,000       120,947,222
    senior lien, Series A, Pre-Refunded, 6.00%, 1/01/34 ........................................       125,995,000       137,458,025
Fort Bragg RDAR, Tax Allocation, Fort Bragg Redevelopment Project, Series A, 6.875%, 5/01/18 ...         1,960,000         2,040,301
Fortuna and Susanville Cities COP, Series B, 7.375%, 9/01/17 ...................................         2,000,000         2,060,180
Fresno County COP, American Avenue Landfill Project,
    ETM, 7.90%, 11/01/00 .......................................................................           320,000           320,925
    ETM, 8.00%, 11/01/01 .......................................................................           345,000           359,549
    Pre-Refunded, 8.25%, 11/01/13 ..............................................................         7,185,000         7,709,361
Fresno County Office of Education COP, Capital Outlay Financing Program, Series C, 7.50%,
  12/01/10 .....................................................................................         2,470,000         2,503,296
Fresno Health Facilities Revenue, Holy Cross Health Systems Corp., MBIA Insured, 5.625%,
  12/01/15 .....................................................................................         5,000,000         5,110,550
Fresno RDAR, Tax Allocation, Mariposa Redevelopment Project, Series A, 6.625%, 2/01/23 .........         1,505,000         1,538,245
Fresno USD, COP, Project Phase VI, Series A, Pre-Refunded, 7.20%, 5/01/11 ......................         7,065,000         7,334,177
Glendale USD, COP, Series A, AMBAC Insured, 6.00%, 3/01/19 .....................................         7,250,000         7,523,470
Grand Terrace PFA, Series A, Pre-Refunded, 7.85%, 6/01/21 ......................................         2,945,000         3,077,054
Guam Power Authority Revenue, Refunding, Series A, 5.25%, 10/01/34 .............................        10,000,000         9,229,100
Hawaiian Gardens RDA, Tax Allocation, Project No. 1,
    Refunding, 6.35%, 12/01/33 .................................................................        13,000,000        13,154,830
    Refunding, ETM, 8.00%, 12/01/10 ............................................................         6,545,000         7,534,539
Helix Water District COP, Installment Purchase, Series A, FSA Insured, 5.25%, 4/01/24 ..........         8,925,000         8,667,068
Hemet USD, COP, Series 1991, Pre-Refunded, 8.00%, 12/01/13 .....................................         4,000,000         4,252,120
Hemet Valley Hospital District Revenue COP, Hemacinto Community Corp. Project, Series A,
  7.75%, 5/01/19 ...............................................................................         2,460,000         2,464,403
Hesperia PFA Revenue, Highway and Street Improvement, Series A, 6.10%, 10/01/10 ................         1,600,000         1,703,584

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Hesperia Water District COP, Water Facilities Improvement Projects, FGIC Insured,
  Pre-Refunded, 7.15%, 6/01/26 .................................................................      $  5,000,000      $  5,252,150
Hollister RDA, Tax Allocation, Community Development Project, Series B, FSA Insured,
    6.625%, 10/01/07 ...........................................................................         1,905,000         1,989,201
    6.75%, 10/01/13 ............................................................................         1,495,000         1,562,126
Huntington Beach PFAR, Huntington Beach Redevelopment Projects, Refunding, 7.00%, 8/01/24 ......         2,630,000         2,723,838
Huntington Park PFA, Local Agency Revenue, Refunding, Series A, MBIA Insured, 6.45%, 9/01/22 ...        10,000,000        10,589,100
Imperial COP,
    Wastewater System Refining Program, Refunding, Series B, 5.85%, 10/15/16 ...................         1,820,000         1,858,329
    Wastewater System Refining Program, Refunding, Series B, 5.875%, 10/15/20 ..................         3,175,000         3,236,151
    Water System Refining Program, Refunding, Series A, 5.85%, 10/15/16 ........................         2,625,000         2,680,283
    Water System Refining Program, Refunding, Series A, 5.875%, 10/15/20 .......................         4,535,000         4,622,344
Industry COP, Refunding, 6.625%, 6/01/06 .......................................................        11,380,000        12,456,434
Industry Urban Development Agency Tax Allocation, Transportation District No. 3 Project,
  Refunding, 6.90%, 11/01/07 ...................................................................         5,860,000         6,141,456
Inglewood PFAR, La Cinega Redevelopment Project, Series A, AMBAC Insured, 6.00%, 5/01/16 .......         7,410,000         7,659,272
Inglewood USD, COP, 7.375%, 10/01/05 ...........................................................         2,990,000         3,019,900
Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
  Project, Series B, FSA Insured,
    6.25%, 8/01/11 .............................................................................         5,000,000         5,447,300
    Pre-Refunded, 6.00%, 8/01/16 ...............................................................         5,000,000         5,484,400
Intercommunity Hospital Financing Authority COP, Northbay Healthcare System, Refunding, ACA
  Insured, 5.25%, 11/01/19 .....................................................................         5,000,000         4,745,700
Irwindale CRDA, Tax Allocation,
    Individual Development Project, Pre-Refunded, 6.60%, 8/01/18 ...............................         1,630,000         1,811,729
    Individual Development Project, Pre-Refunded, 6.625%, 8/01/26 ..............................         9,100,000        10,198,461
    senior lien, Refunding, FSA Insured, 5.75%, 8/01/26 ........................................        10,220,000        10,567,582
Irwindale PFA Special Tax, CFD No.1, Pre-Refunded, 8.50%, 11/01/20 .............................         9,985,000        10,266,377
John C. Fremont Hospital District Health Facilities Revenue, 6.75%, 6/01/23 ....................         1,760,000         1,860,707
Keppel USD, Special Tax, CFD No. 91-1, Series A, 7.40%, 9/01/16 ................................         2,000,000         2,105,000
Kern County Board of Education COP,
    Refunding, Series A, MBIA Insured, 5.20%, 5/01/28 ..........................................        13,685,000        13,123,915
    Series A, MBIA Insured, 5.25%, 6/01/29 .....................................................         5,775,000         5,575,589
Kern County Housing Authority RRMR, Series A, 9.875%, 9/01/08 ..................................         2,730,000         2,739,828
Kern County Housing Authority SFMR, Series A, GNMA Secured,
    7.55%, 12/01/07 ............................................................................           230,000           238,434
    7.65%, 12/01/12 ............................................................................           335,000           345,656
    7.70%, 12/01/23 ............................................................................         1,545,000         1,580,195
    7.50%, 10/01/24 ............................................................................           805,000           821,261
La Mirada RDA,
    Special Tax, Civic Theater Project, CFD No. 89-1, Pre-Refunded, 7.90%, 10/01/01 ............           295,000           300,900
    Special Tax, Civic Theater Project, CFD No. 89-1, Pre-Refunded, 8.00%, 10/01/02 ............           315,000           321,300
    Special Tax, Civic Theater Project, CFD No. 89-1, Pre-Refunded, 8.00%, 10/01/03 ............           340,000           346,800
    Special Tax, Civic Theater Project, CFD No. 89-1, Pre-Refunded, 8.25%, 10/01/20 ............        12,725,000        12,979,500
    Tax Allocation, Housing, Refunding, Series A, FSA Insured, 5.875%, 8/15/25 .................         7,100,000         7,282,541
La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24 ..................................................         1,340,000         1,382,210

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
La Palma Community Development Commission Tax Allocation, La Palma Community Development
  Project No. 1,
    7.10%, 6/01/21 .............................................................................      $  4,945,000      $  5,086,180
    6.10%, 6/01/22 .............................................................................         2,355,000         2,368,164
La Quinta RDA, Tax Allocation, Redevelopment Project Area No. 1, Refunding, AMBAC Insured,
    5.20%, 9/01/28 .............................................................................         8,600,000         8,245,508
    5.25%, 9/01/33 .............................................................................         4,300,000         4,111,961
Lake Arrowhead Community Services District COP, FGIC Insured, 6.50%, 6/01/15 ...................         6,430,000         6,759,666
Lake Elsinore PFA, Tax Allocation Revenue,
    Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.80%, 9/01/25 ................         6,750,000         6,858,878
    Series A, 5.50%, 9/01/30 ...................................................................        13,050,000        11,806,727
Lake Elsinore USD,
    COP, Pre-Refunded, 6.90%, 2/01/20 ..........................................................         5,150,000         5,539,701
    Special Tax, CFD No. 8, Pre-Refunded, 8.25%, 9/01/16 .......................................         4,200,000         4,436,502
Lakewood RDA, Tax Allocation, Redevelopment Project No.1, Refunding, Series A, FSA Insured,
    6.50%, 9/01/17 .............................................................................         6,705,000         7,085,643
Lancaster COP, School District Project, FSA Insured, Pre-Refunded,
    6.95%, 3/01/12 .............................................................................         2,640,000         2,865,720
    7.00%, 3/01/22 .............................................................................         3,555,000         3,861,334
Lancaster RDA,
    RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16 ...................................             5,000             5,090
    Tax Allocation, Amargosa Redevelopment Project, Refunding, MBIA Insured, 6.85%, 2/01/19 ....         6,055,000         6,221,089
    Tax Allocation, Combined Redevelopment Project Areas, Housing Program, MBIA Insured,
      5.80%, 8/01/23 ...........................................................................         9,125,000         9,296,824
    Tax Allocation, Combined Redevelopment Project Areas, Sheriff's Program, MBIA Insured,
      5.70%, 8/01/23 ...........................................................................        13,140,000        13,332,238
Lemon Grove CDA, Tax Allocation, 1998 Refunding, 5.75%, 8/01/28 ................................         8,115,000         7,643,113
Lemoore Financing Authority Lease Revenue, Water and Wastewater System Improvement Project,
  AMBAC Insured, 6.20%, 12/01/20 ...............................................................         4,400,000         4,631,352
Lemoore RDA, Tax Allocation, Refunding, 6.85%, 8/01/25 .........................................         6,105,000         6,321,483
Liberty UHSD, Series A, FSA Insured, 6.20%, 8/01/19 ............................................         2,745,000         2,889,634
Little Lake City School District COP, Refunding, Series A,
    6.15%, 6/01/06 .............................................................................           280,000           285,264
    6.20%, 6/01/07 .............................................................................           300,000           305,733
    6.25%, 6/01/08 .............................................................................           315,000           321,017
    6.25%, 6/01/09 .............................................................................           335,000           340,226
    6.25%, 6/01/10 .............................................................................           355,000           361,213
Local Medical Facilities Financing Authority COP, Insured California Health Clinic Project,
  7.55%, 3/01/20 ...............................................................................         4,425,000         4,524,740
Local Medical Facilities Financing Authority II COP, Insured California Health Clinic
  Project, 7.55%, 11/01/20 .....................................................................         3,980,000         4,067,321
Local Medical Facilities Financing Authority III COP, Insured California Health Clinic
  Project, 6.90%, 7/01/22 ......................................................................         3,405,000         3,538,374
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Refunding,
    Series A, AMBAC Insured, 6.55%, 12/01/18 ...................................................        11,525,000        12,143,432
    Series B, MBIA Insured, 5.00%, 12/01/22 ....................................................         8,000,000         7,423,040
Long Beach California Board Finance Authority Lease Revenue, Temple and Willow Facility,
  Refunding, Series B, MBIA Insured, 5.00%, 10/01/27 ...........................................        14,935,000        13,831,901
Long Beach Harbor Revenue, MBIA Insured,
    5.375%, 5/15/20 ............................................................................        12,000,000        11,680,320
    5.25%, 5/15/25 .............................................................................        10,500,000         9,931,215
Long Beach HMR, Series A, 9.60%, 11/01/14 ......................................................         1,070,000         1,083,033
Long Beach USD, COP, Los Angeles County Schools, Series A, 6.30%, 12/01/12 .....................         3,735,000         3,956,896

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Los Angeles Community College District COP, Series A, Refunding, FSA Insured, 6.00%, 8/15/20 ...      $  4,330,000      $  4,481,680
Los Angeles COP,
    Ararat Mission Hills Project, Series A, Pre-Refunded, 7.25%, 6/01/21 .......................         3,120,000         3,217,126
    Department of Public Social Services, Series A, AMBAC Insured, 5.50%, 8/01/24 ..............         4,000,000         4,012,600
    Department of Public Social Services, Series A, AMBAC Insured, 5.50%, 8/01/31 ..............         5,000,000         4,970,150
Los Angeles County Capital Assets Leasing Corp. Leasehold Revenue, Refunding, AMBAC Insured,
  6.00%, 12/01/16 ..............................................................................         6,000,000         6,231,420
Los Angeles County COP,
    Disney Parking Project, Pre-Refunded, 6.50%, 3/01/23 .......................................        12,060,000        12,886,592
    Insured Health Clinic Program, Behavioral Health Service Inc., Series F, CAMTG Insured
      5.875%, 1/01/21 ..........................................................................         7,520,000         7,714,166
    Insured Health Clinic Program, Series A, CAMTG Insured 7.30%, 1/01/21 ......................        15,545,000        15,926,319
    Insured Health Clinic Program, Series B, 7.05%, 8/01/21 ....................................         7,175,000         7,388,743
    Insured Health Clinic Program, Series C, 6.90%, 1/01/22 ....................................         1,200,000         1,228,668
    Marina del Rey, Series A, 6.50%, 7/01/08 ...................................................        21,615,000        22,794,314
    Retirement Housing Foundation, Refunding, 6.625%, 4/15/12 ..................................         3,400,000         3,588,904
    Retirement Housing Foundation, Refunding, 6.75%, 4/15/22 ...................................         7,665,000         8,104,971
    Series 1992, 6.625%, 7/01/22 ...............................................................         1,000,000         1,036,020
Los Angeles County MTA, Sales Tax Revenue,
    Proposition A, First Tier, Refunding, Senior Series A, AMBAC Insured, 5.00%, 7/01/26 .......        13,000,000        11,975,340
    Proposition A, First Tier, Refunding, Senior Series A, MBIA Insured, 5.25%, 7/01/27 ........         7,840,000         7,587,787
    Proposition A, Refunding, Series A, FGIC Insured, 5.00%, 7/01/21 ...........................       118,800,000       112,195,908
    Proposition A, Refunding, Series A, MBIA Insured, 5.625%, 7/01/18 ..........................        10,060,000        10,262,105
    Proposition A, Second Tier, MBIA Insured, Pre-Refunded, 6.00%, 7/01/26 .....................        12,200,000        13,372,542
    Proposition C, Second Senior Series A, AMBAC Insured, 5.00%, 7/01/25 .......................        58,000,000        53,951,600
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Facilities
  Project, Series B, AMBAC Insured, 5.125%, 12/01/29 ...........................................        26,905,000        25,483,071
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
  Series A, MBIA Insured,
    5.25%, 10/01/19 ............................................................................        30,000,000        29,857,200
    5.00%, 10/01/23 ............................................................................        40,050,000        37,188,212
Los Angeles County SFMR, Issue A, GNMA Secured,
    7.875%, 8/01/16 ............................................................................         1,400,000         1,444,786
    8.00%, 3/01/17 .............................................................................         1,030,000         1,044,956
Los Angeles County Transportation Commission Lease Revenue, FSA Insured, 7.375%, 12/15/06 ......        10,669,000        10,949,275
Los Angeles County Transportation Commission Sales Tax Revenue,
    Proposition C, Second Senior, Series A, MBIA Insured, Pre-Refunded, 6.625%, 7/01/09 ........        29,590,000        31,372,206
    Refunding, Series B, 6.50%, 7/01/13 ........................................................         4,300,000         4,453,553
    Refunding, Series B, FGIC Insured, 5.75%, 7/01/18 ..........................................        28,095,000        28,307,398
    Refunding, Series B, MBIA Insured, 5.75%, 7/01/18 ..........................................        13,480,000        13,581,909
    Series B, FGIC Insured, 6.50%, 7/01/13 .....................................................         5,000,000         5,186,050
Los Angeles CRDA,
    Financing Authority Revenue, Pooled Financing, Beacon Normandie, Series B, 6.625%,
      9/01/14 ..................................................................................         7,500,000         7,923,225
    MFHR, Angelus Plaza Project, Refunding, Series A, 6.40%, 7/01/23 ...........................         6,150,000         6,320,847
    Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured, 5.625%, 12/01/18 ............        20,000,000        20,433,200
    Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured, 5.625%, 12/01/23 ............        50,090,000        50,587,394
    Tax Allocation, Bunker Hill, Refunding, Series H, FSA Insured, 5.60%, 12/01/28 .............        27,900,000        27,910,044
    Tax Allocation, Series G, ETM, 6.75%, 7/01/10 ..............................................         8,060,000         8,108,521

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Los Angeles Department of Airports Revenue, Ontario International Airport, Series A, FGIC
  Insured, 6.00%, 5/15/26 ......................................................................      $ 10,000,000      $ 10,206,800
Los Angeles Department of Water and Power Electric Plant Revenue,
    FGIC Insured, 6.125%, 1/15/33 ..............................................................         5,000,000         5,119,150
    Refunding, 5.875%, 9/01/30 .................................................................        27,880,000        28,334,723
    Refunding, MBIA Insured, 6.00%, 2/01/28 ....................................................         9,060,000         9,286,138
    Refunding, MBIA Insured, 5.875%, 9/01/30 ...................................................        34,400,000        35,035,024
    Refunding, Second Issue, 5.40%, 11/15/31 ...................................................        14,500,000        14,011,930
    Refunding, Series 1992, 6.375%, 2/01/20 ....................................................         8,245,000         8,543,387
    Refunding, Series 1992, 6.00%, 2/01/28 .....................................................         8,290,000         8,496,918
    Refunding, Series 1993, MBIA Insured, 5.375%, 9/01/23 ......................................        62,955,000        61,933,870
    Second Issue, 6.00%, 8/15/32 ...............................................................        37,600,000        38,256,496
    Series 1993, 6.125%, 1/15/33 ...............................................................       101,095,000       103,504,094
Los Angeles Department of Water and Power Waterworks Revenue, Refunding,
    Series 1992, 6.40%, 5/15/28 ................................................................        21,590,000        22,233,166
    Series 1993, 5.80%, 4/15/24 ................................................................        10,520,000        10,644,767
Los Angeles Harbor Department Revenue, Series B,
    6.125%, 8/01/18 ............................................................................        24,810,000        25,966,890
    6.20%, 8/01/22 .............................................................................        59,835,000        62,572,451
    5.375%, 11/01/23 ...........................................................................         7,460,000         7,187,635
    MBIA Insured, 6.20%, 8/01/25 ...............................................................        35,690,000        37,341,019
Los Angeles HMR, Series 1985, 9.00%, 6/15/18 ...................................................            90,000            90,053
Los Angeles MFHR, Refunding, Senior Series G, FSA Insured, 5.75%, 1/01/24 ......................         7,330,000         7,342,388
Los Angeles Municipal Improvement Corp. Lease Revenue, Central Library Project, Refunding,
  Series A, 6.30%, 6/01/18 .....................................................................         3,000,000         3,099,330
Los Angeles USD,
    COP, Dr. Francisco Bravo Medical Facility, Refunding, 6.50%, 6/01/04 .......................         3,040,000         3,196,347
    COP, Dr. Francisco Bravo Medical Facility, Refunding, 6.60%, 6/01/05 .......................         1,145,000         1,204,758
    COP, Dr. Francisco Bravo Medical Facility, Refunding, 6.60%, 6/01/06 .......................         3,610,000         3,799,597
    COP, Dr. Francisco Bravo Medical Facility, Refunding, 6.625%, 6/01/08 ......................         8,505,000         8,950,832
    Series B, FGIC Insured, 5.00%, 7/01/23 .....................................................         5,000,000         4,683,550
Los Angeles Wastewater System Revenue,
    Refunding, Series A, FGIC Insured, 6.00%, 12/01/12 .........................................        15,000,000        15,538,500
    Refunding, Series A, FGIC Insured, 6.00%, 12/01/18 .........................................        25,665,000        26,539,150
    Refunding, Series A, MBIA Insured, 5.70%, 6/01/20 ..........................................        64,445,000        65,518,009
    Refunding, Series A, MBIA Insured, 5.80%, 6/01/21 ..........................................        35,505,000        36,329,426
    Refunding, Series C, MBIA Insured, 5.60%, 6/01/20 ..........................................        20,000,000        20,251,400
    Refunding, Series D, FGIC Insured, 6.00%, 11/01/14 .........................................         8,000,000         8,414,080
    Series A, FGIC Insured, 5.00%, 6/01/28 .....................................................         8,245,000         7,617,968
    Series A, MBIA Insured, 5.875%, 6/01/24 ....................................................        45,400,000        46,413,328
    Series B, AMBAC Insured, 6.00%, 6/01/22 ....................................................        10,650,000        10,865,769
    Series B, MBIA Insured, 5.70%, 6/01/23 .....................................................        75,720,000        76,793,710
Lynwood PFA, Tax Allocation, Project Area A, Refunding, Series A, FSA Insured, 5.90%, 9/01/28 ..         6,470,000         6,846,231
Lynwood RDA, Tax Allocation, Project Area, Series A, 6.50%, 7/01/13 ............................         6,135,000         6,462,793

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Madera-Chowchilla Power Authority Hydroelectric Revenue, Refunding, 8.00%, 1/01/14 .............      $  2,235,000      $  2,359,758
Madera County COP, Valley Children's Hospital, MBIA Insured,
    5.00%, 3/15/23 .............................................................................        14,500,000        13,500,660
    5.75%, 3/15/28 .............................................................................        27,500,000        27,808,550
Madera USD, COP, 6.50%, 12/01/07 ...............................................................         1,250,000         1,324,025
Marysville COP, Capital Improvement Financing Project, 7.125%, 2/01/13 .........................         1,110,000         1,161,593
Marysville Hospital Revenue, Fremont Rideout Health, Refunding, Series A, AMBAC Insured,
  5.00%, 1/01/22 ...............................................................................         5,000,000         4,647,200
Menlo Park CDA, MFHR, Gateway Project, Series A, FHA Insured, 8.25%, 12/01/28 ..................         3,470,000         3,523,334
Merced Irrigation District COP, Water Facilities Project, 6.40%, 11/01/10 ......................         3,580,000         3,811,089
Metropolitan Water District Revenue, Southern California Waterworks,
    5.50%, 7/01/19 .............................................................................        75,000,000        75,522,000
    5.00%, 7/01/20 .............................................................................         7,765,000         7,363,006
    Series A, 5.00%, 7/01/26 ...................................................................        40,890,000        37,562,372
    Series A, 5.00%, 7/01/37 ...................................................................        26,080,000        23,688,203
    Series C, 5.00%, 7/01/37 ...................................................................        26,780,000        24,324,006
Mid-Peninsula Regional Open Space District COP, Special District Association Finance Corp.,
  5.75%, 9/01/20 ...............................................................................         5,200,000         5,223,920
Mill Valley Revenue COP, Pre-Refunded, 7.10%, 12/01/20 .........................................         2,750,000         2,817,870
Milpitas RDA, Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured,
    5.40%, 1/15/17 .............................................................................        12,155,000        12,332,220
    5.50%, 1/15/24 .............................................................................        11,790,000        11,804,502
Milpitas USD, FGIC Insured, 5.875%, 9/01/24 ....................................................        11,970,000        12,391,943
Modesto Irrigation District COP, Refunding and Capital Improvements, Series B, 5.30%, 7/01/22 ..         4,835,000         4,665,292
Modesto PFA Lease Revenue, Capital Improvements and Refinancing Project, AMBAC Insured,
  5.125%, 9/01/33 ..............................................................................         5,535,000         5,188,730
Mojave Water Agency COP, Supplemental Water Entitlement, MBIA Insured, 5.55%, 9/01/22 ..........        10,005,000        10,088,342
Montclair RDA, Tax Allocation,
    Redevelopment Project No. IV, 6.90%, 10/01/22 ..............................................         1,645,000         1,711,705
    Redevelopment Project No. V, 6.90%, 10/01/22 ...............................................         4,245,000         4,417,135
Monterey County COP, Natividad Medical Center Improvement Project, Series C, MBIA Insured,
  Pre-Refunded,
    6.50%, 8/01/15 .............................................................................         3,500,000         3,902,045
    6.60%, 8/01/23 .............................................................................        13,250,000        14,829,268
Monterey Park RDA, Tax Allocation, Atlantic-Garvey Redevelopment Project No. 1, Refunding,
  6.85%, 9/01/14 ...............................................................................        13,680,000        14,337,324
Moreno Valley Special Tax, Towngate Community Facilities 8, Refunding, Series A, FSA Insured,
  5.875%, 12/01/15 .............................................................................         5,830,000         6,034,400
Moreno Valley USD, COP,
    Land Acquisition, Series F, FSA Insured, Pre-Refunded, 6.75%, 9/01/27 ......................         7,680,000         8,188,800
    Refunding, FSA Insured, 5.60%, 3/01/17 .....................................................         5,000,000         5,113,000
    Refunding, FSA Insured, 5.70%, 3/01/27 .....................................................        15,000,000        15,175,500
Mount Diablo USD, Special Tax, CFD No. 1, AMBAC Insured, 6.30%, 8/01/22 ........................         5,000,000         5,245,100
Mountain View COP, Capital Improvement Financing Authority Revenue,
    City Hall, MBIA Insured, 6.25%, 8/01/12 ....................................................         3,110,000         3,217,699
    City Hall/Community Theatre, MBIA Insured, 6.50%, 8/01/16 ..................................         2,000,000         2,071,100
Mountain View-Los Altos UHSD, COP, Financing Project, Pre-Refunded, 7.40%, 8/01/16 .............         2,175,000         2,278,182
Mountain View School District COP, Santa Clara County Financing Project, Pre-Refunded,
    6.75%, 4/01/07 .............................................................................         1,010,000         1,042,189
    6.90%, 4/01/12 .............................................................................         1,430,000         1,477,104
Mountain View Shoreline Regional Park, Community Tax Allocation, Series A, MBIA Insured,
  5.75%, 8/01/18 ...............................................................................         9,605,000         9,855,594

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
M-S-R Public Power Agency San Juan Project Revenue,
    Refunding, Series F, AMBAC Insured, 6.00%, 7/01/20 .........................................      $ 10,750,000      $ 11,133,668
    Series E, MBIA Insured, 6.00%, 7/01/22 .....................................................         8,490,000         8,533,044
Murrieta COP, Road Improvement Project, 6.00%, 4/01/27 .........................................         8,600,000         8,399,362
Napa Housing Facility Revenue, Napa Park Apartments, Series A, GNMA Secured, 6.35%, 6/20/35 ....         6,125,000         6,319,714
Napa Mortgage Revenue, Refunding, Creekside II Apartments Project, Series A, MBIA Insured,
  6.625%, 7/01/25 ..............................................................................         2,000,000         2,072,340
Needles PFAR, Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22 ..................         1,580,000         1,618,900
Nevada County COP, Jail and Government Center Project, Refunding, FSA Insured, 5.875%,
  10/01/19 .....................................................................................         6,275,000         6,393,911
Nevada Power Authority Revenue, Bowman Hydroelectric Project, Refunding, 7.50%, 5/01/13 ........         6,725,000         6,968,176
North City West School Facilities Financing Authority Special Tax, CFD No. 1, Series C, AMBAC
  Insured, 5.30%,
    9/01/22 ....................................................................................        10,000,000         9,834,100
    9/01/27 ....................................................................................         9,900,000         9,650,223
Northern California Public Power Agency Revenue, Hydroelectric Project No. 1, Refunding,
  Series A, MBIA Insured,
    5.125%, 7/01/23 ............................................................................         7,420,000         7,107,173
    5.50%, 7/01/24 .............................................................................        10,000,000         9,985,900
    5.00%, 7/01/28 .............................................................................        21,475,000        19,839,679
    5.20%, 7/01/32 .............................................................................        43,675,000        41,463,735
Oakland COP, Oakland Museum, Refunding, Series A, AMBAC Insured, 6.00%, 4/01/12 ................         8,000,000         8,248,400
Oakland HFR,
    Issue D-1, 6.95%, 1/01/01 ..................................................................           200,000           200,572
    Issue D-1, 6.95%, 7/01/01 ..................................................................            60,000            60,704
    Issue D-1, 7.10%, 1/01/10 ..................................................................         2,490,000         2,573,415
    Issue D-2, 6.95%, 7/01/01 ..................................................................           205,000           207,405
    Issue D-2, 7.10%, 1/01/10 ..................................................................         1,090,000         1,126,515
    Issue D-2, 7.15%, 1/01/24 ..................................................................         5,690,000         5,842,435
Oakland Joint Powers Financing Authority Lease Revenue, Oakland Administration Buildings,
  AMBAC Insured, 5.75%, 8/01/26 ................................................................        24,895,000        25,395,141
Oakland Revenue, 1800 Harrison Foundation,
    Refunding, Series A, AMBAC Insured, 6.00%, 1/01/29 .........................................        13,825,000        14,380,212
    Series B, AMBAC Insured, 6.00%, 1/01/29 ....................................................        13,470,000        14,010,955
Oceanside Building Authority Revenue, Refunding, 7.75%, 11/01/04 ...............................         3,595,000         3,945,513
Oceanside COP,
    Oceanside Civic Center Project, Refunding, MBIA Insured, 5.75%, 8/01/15 ....................         5,000,000         5,220,050
    Refunding, Series A, 6.375%, 4/01/12 .......................................................         4,435,000         4,667,438
    Refunding, Series A, 6.625%, 4/01/23 .......................................................         9,000,000         9,085,320
    Wastewater Systems Plan, Refunding, AMBAC Insured, 5.80%, 5/01/21 ..........................         4,500,000         4,602,960
    Water System Project, Refunding, AMBAC Insured, 5.80%, 8/01/21 .............................         4,750,000         4,863,763
Olivenhain Municipal Water District 1915 Act, AD No. 96-1, MBIA Insured, 5.45%, 9/02/27 ........        11,105,000        11,057,804
Ontario Montclair School District COP,
    Capital Projects, FSA Insured, 5.625%, 9/01/17 .............................................         7,500,000         7,735,350
    Series A, Pre-Refunded, 7.50%, 10/01/12 ....................................................         1,670,000         1,710,648
Orange County Airport Revenue, Refunding, MBIA Insured, 5.625%, 7/01/12 ........................         5,000,000         5,247,600
Orange County COP,
    Civic Center Expansion Project, AMBAC Insured, Pre-Refunded, 6.00%, 8/01/21 ................         4,500,000         4,607,685
    Juvenile Justice Center Facilities, Refunding, AMBAC Insured, 6.375%, 6/01/11 ..............         5,000,000         5,258,850
Orange County Development Agency Tax Allocation, Santa Ana Heights Area Project, Refunding,
  6.125%, 9/01/23 ..............................................................................         6,500,000         6,550,115

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Orange County Financing Authority Tax Allocation Revenue, Refunding, Series A, MBIA Insured,
  6.50%,
    9/01/21 ....................................................................................      $  5,110,000      $  5,287,164
    9/01/22 ....................................................................................         8,000,000         8,273,760
Orange County Recovery, Refunding, Series A, MBIA Insured, 5.75%, 6/01/15 ......................        79,010,000        82,416,121
Orange County Recovery COP, Series A, MBIA Insured, 5.80%, 7/01/16 .............................        10,380,000        10,866,095
Orange County Transportation District COP, Business Acquisition Project, Pre-Refunded, 6.75%,
  12/01/05 .....................................................................................         2,865,000         2,905,912
Orange County Water District COP, Refunding, Series A,
    5.50%, 8/15/14 .............................................................................         9,430,000         9,638,875
    5.00%, 8/15/18 .............................................................................         5,000,000         4,833,450
Orange RDA, Tax Allocation Revenue, Northwest Redevelopment Project, Refunding, Series B,
  5.70%, 10/01/23 ..............................................................................         8,530,000         8,369,295
Oroville PFA Revenue, Series A, AMBAC Insured, 6.30%, 9/15/20 ..................................        12,150,000        12,761,024
Oroville Wyandotte Irrigation District Revenue, Hydroelectric Sly Creek Power, Refunding,
  6.20%, 1/01/09 ...............................................................................         8,280,000         8,680,752
Oxnard Harbor District Revenue, ACA Insured, 5.60%, 8/01/19 ....................................        10,820,000        10,707,364
Palm Desert 1915 Act, Limited Obligation, AD No. 92-1, Pre-Refunded, 7.60%, 9/02/12 ............         1,290,000         1,334,492
Palm Desert Financing Authority Lease Revenue, Blythe County Administrative Project, 6.625%,
  8/01/26 ......................................................................................         5,020,000         5,125,219
Palm Desert Financing Authority Tax Allocation Revenue,
    Project Area No.1, Refunding, MBIA Insured, 5.625%, 4/01/23 ................................        13,000,000        13,152,880
    Project Area No.1, Series A, MBIA Insured, 6.625%, 4/01/23 .................................         1,180,000         1,234,374
    Project Area No.1, Series A, MBIA Insured, 5.95%, 4/01/24 ..................................        15,075,000        15,515,642
    Project Area No.1, Series A, MBIA Insured, Pre-Refunded, 6.625%, 4/01/23 ...................         4,065,000         4,287,356
Palm Springs COP, Multiple Capital Facilities Project, Refunding, AMBAC Insured, 5.75%,
  4/01/27 ......................................................................................        11,570,000        11,819,102
Palm Springs Financing Authority Regional Airport Revenue, Tax Allocation, Series B, 6.875%,
  8/01/21 ......................................................................................         2,230,000         2,296,276
Palmdale Civic Authority Revenue, Merged Redevelopment Project Areas, Refunding, Series A,
  MBIA Insured, 6.15%, 9/01/24 .................................................................         4,730,000         4,916,835
Palmdale CRDA, Tax Allocation,
    Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/28 ......................        17,500,000        16,164,575
    Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/34 ......................         6,980,000         6,356,546
    Series A, MBIA Insured, 5.75%, 9/01/27 .....................................................        10,435,000        10,667,805
Palmdale School District COP, 7.40%, 8/01/20 ...................................................           495,000           496,307
Palomar Community College District COP, Building Acquisition Project, Connie Lee Insured,
  Pre-Refunded, 6.75%, 10/01/19 ................................................................         4,210,000         4,672,090
Paramount RDA, Tax Allocation, Custodial Receipts, MBIA Insured, 6.25%, 8/01/23 ................        22,070,000        23,051,453
Pasadena COP, Art Center College of Design, Connie Lee Insured, 6.50%, 12/01/19 ................         8,250,000         8,814,218
Pasadena Water Revenue, 6.00%, 7/01/13 .........................................................         4,000,000         4,220,440
Perris PFAR,
    Special Tax, Series A, ETM, 7.45%, 9/01/01 .................................................           205,000           206,773
    Special Tax, Series A, ETM, 7.50%, 9/01/02 .................................................           235,000           236,746
    Special Tax, Series A, ETM, 7.55%, 9/01/03 .................................................           270,000           272,006
    Special Tax, Series A, ETM, 7.60%, 9/01/04 .................................................           305,000           307,202
    Special Tax, Series A, ETM, 7.60%, 9/01/05 .................................................           325,000           327,217
    Special Tax, Series A, ETM, 7.80%, 9/01/19 .................................................         3,555,000         3,576,294
    Tax Allocation, Refunding, Series B, MBIA Insured, 6.35%, 8/15/17 ..........................         5,280,000         5,541,835
    Tax Allocation, Refunding, Series C, 7.10%, 11/15/17 .......................................         3,330,000         3,488,608
Perris RDA, Tax Allocation,
    Central and North Perris Redevelopment Project, Series A, Pre-Refunded, 7.875%, 10/01/10 ...         2,935,000         3,154,274
    Central and North Perris Redevelopment Project, Series B, Pre-Refunded, 7.875%, 10/01/14 ...         4,535,000         4,818,165

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Perris RDA, Tax Allocation, (cont.)
    Series 1991, 7.15%, 8/01/11 ................................................................      $    865,000      $    896,512
    Series 1991, 7.20%, 8/01/21 ................................................................         2,040,000         2,100,037
Perris Special Tax,
    CFD No. 8, Series A, ETM, 8.10%, 9/01/01 ...................................................            85,000            88,112
    CFD No. 8, Series A, ETM, 8.15%, 9/01/02 ...................................................           100,000           107,127
    CFD No. 8, Series A, Pre-Refunded, 8.30%, 9/01/18 ..........................................         6,040,000         6,900,277
    CFD No. 91-1, 8.75%, 9/01/21 ...............................................................         5,395,000         5,546,168
Petaluma Community Development Commission MFR, Park Lane Apartments, Series A, 6.875%, 11/20/34          4,800,000         5,045,808
Pittsburg PFA, Water Revenue, MBIA Insured, 5.50%, 6/01/27 .....................................         2,980,000         2,983,814
Placentia COP, RDA, Refunding, Series A, 6.90%, 1/01/14 ........................................         1,770,000         1,892,325
Placer Hills Union Elementary School District COP, Convertible Capital Appreciation, Series B,
  7.125%, 3/01/19 ..............................................................................           510,000           551,647
Placer Union High School District COP, Capital Appreciation, Series A, 7.125%, 3/01/19 .........         2,095,000         2,266,078
Pleasanton COP, Capital Improvements, 6.70%, 10/01/11 ..........................................         2,180,000         2,276,400
Pomona PFAR, Refunding, Series P, 5.75%, 10/01/15 ..............................................         6,490,000         6,501,033
Pomona RDA, Tax Allocation, Southwest Pomona Redevelopment Project, ETM, 11.45%, 1/01/07 .......        11,405,000        14,142,314
Port Hueneme RDA, Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23 ......................         2,990,000         3,050,069
Port of Oakland Revenue,
    Series E, MBIA Insured, 6.25%, 11/01/05 ....................................................         1,525,000         1,609,424
    Series E, MBIA Insured, 6.30%, 11/01/06 ....................................................         1,050,000         1,107,435
    Series E, MBIA Insured, 6.40%, 11/01/07 ....................................................           500,000           528,535
    Series E, MBIA Insured, 6.40%, 11/01/22 ....................................................        11,495,000        11,941,466
    Series J, MBIA Insured, 5.50%, 11/01/26 ....................................................         7,000,000         7,009,590
Port of Oakland Special Facilities Revenue, Mitsui O.S.K. Lines Ltd., Series A,
    6.70%, 1/01/07 .............................................................................         6,100,000         6,310,511
    6.75%, 1/01/12 .............................................................................         4,890,000         5,069,512
    6.80%, 1/01/19 .............................................................................         8,075,000         8,383,546
Porterville COP,
    Infrastructure Financing Project, AMBAC Insured, 5.00%, 7/01/28 ............................        10,430,000         9,635,756
    Public Building Project, Refunding, AMBAC Insured, 6.30%,10/01/18 ..........................         1,950,000         2,038,881
Porterville UHSD, COP, Capital Appreciation, Land Acquisition, Series A, 6.60%, 9/01/27 ........         1,295,000         1,362,314
Poway COP, Royal Mobile Home Park Project,
    Capital Improvement, FSA Insured, Pre-Refunded, 7.00%, 7/01/20 .............................         5,500,000         5,649,545
    Refunding, FSA Insured, 5.875%, 8/01/15 ....................................................         6,250,000         6,588,313
    Refunding, FSA Insured, 6.00%, 8/01/20 .....................................................         5,400,000         5,632,470
    Refunding, FSA Insured, 6.00%, 8/01/28 .....................................................        15,000,000        15,472,200
Poway RDA, Tax Allocation, Parguay Redevelopment Project, sub notes, Refunding, FGIC Insured,
    5.50%, 12/15/23 ............................................................................        23,000,000        23,049,450
    5.75%, 12/15/26 ............................................................................         8,000,000         8,113,840
Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
   Series A, MBIA Insured, 5.00%, 7/01/38 ......................................................       116,975,000       106,670,672
   Series B, 6.00%, 7/01/39 ....................................................................        13,200,000        13,772,220
   Series B, MBIA Insured, 6.00%, 7/01/31 ......................................................        13,000,000        13,563,550
   Series Y, 5.00%, 7/01/36 ....................................................................        63,000,000        56,559,510
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A, AMBAC
  Insured, 5.00%, 7/01/28 ......................................................................        10,000,000         9,211,900

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                        PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Puerto Rico Electric Power Authority Revenue,
    Refunding, Series EE, 4.75%, 7/10/24 .......................................................      $ 26,895,000      $ 23,527,477
    Series DD, 5.00%, 7/01/28 ..................................................................        23,250,000        20,933,603
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue,
  Cogen Facilities, 6.625%, 6/01/26 ............................................................         6,800,000         7,108,584
Rancho Cucamonga, Palmdale, Potterville and Colton HFA, SFMR, Series 1986, GNMA Secured, 7.55%,
  8/01/18 ......................................................................................         3,670,000         3,827,406
Rancho Cucamonga RDA, Tax Allocation, Rancho Redevelopment Project, Set-Aside Housing, MBIA
  Insured, 5.25%, 9/01/21 ......................................................................         8,330,000         8,143,491
Rancho Murieta Community Services District 1915 Act, ID No. 1,
    8.25%, 9/02/01 .............................................................................           745,000           763,908
    8.25%, 9/02/02 .............................................................................           715,000           742,713
    8.30%, 9/02/03 .............................................................................           745,000           773,869
    8.40%, 9/02/04 .............................................................................           750,000           779,363
    8.40%, 9/02/05 .............................................................................           735,000           763,775
    8.40%, 9/02/06 .............................................................................           750,000           779,363
Redlands USD, COP, Series A, FSA Insured,
    6.15%, 9/01/11 .............................................................................           605,000           605,914
    6.25%, 9/01/27 .............................................................................         4,310,000         4,316,853
Redwood City MFHR, Redwood Plaza Project, Refunding, Series A, GNMA Secured, 8.25%,
  9/01/26 ......................................................................................         3,795,000         3,800,617
Redwood City PFA, Local Agency Revenue, Series B, Pre-Refunded, 7.25%, 7/15/11 .................         3,750,000         3,918,113
Rialto COP, FSA Insured, 5.75%, 2/01/22 ........................................................         2,715,000         2,781,463
Rialto RDA, Tax Allocation, Agua Mansa Redevelopment Project, Pre-Refunded, 6.75%, 3/01/24 .....         3,500,000         3,829,560
Riverside County Asset Leasing Corp. Leasehold Revenue, Hospital Project,
    Series A, 6.375%, 6/01/09 ..................................................................        23,000,000        24,021,430
    Series A, 6.50%, 6/01/12 ...................................................................        20,125,000        21,892,579
    Series B, MBIA Insured, 5.00%, 6/01/19 .....................................................        18,865,000        18,047,391
Riverside County Board of Education COP, Capital Appreciation Financing Projects,
  Series A, 6.65%, 11/01/17 ....................................................................         7,945,000         8,232,530
Riverside County CFD, Special Tax, No. 86-1, 8.75%, 9/01/16 ....................................        13,400,000        13,490,048
Riverside County COP,
    Capital Projects, Series A, Pre-Refunded, 6.875%, 11/01/09 .................................         4,975,000         5,224,596
    Family Law Court Project, MBIA Insured, 5.75%, 11/01/27 ....................................         5,295,000         5,414,879
    Historic Courthouse, MBIA Insured, 5.875%, 11/01/27 ........................................         6,000,000         6,189,000
Riverside County Flood Control and Water Conservation District Elsinore Valley AD, Zone 3,
  7.875%,
    9/01/03 ....................................................................................           165,000           180,484
    9/01/04 ....................................................................................           180,000           201,404
    9/01/05 ....................................................................................           190,000           217,320
    9/01/06 ....................................................................................           205,000           239,376
    9/01/07 ....................................................................................           225,000           267,734
    9/01/08 ....................................................................................           240,000           290,184
    9/01/09 ....................................................................................           260,000           318,867
    9/01/10 ....................................................................................           280,000           346,494
    9/01/11 ....................................................................................           305,000           380,067
    9/01/12 ....................................................................................           325,000           410,417
    9/01/13 ....................................................................................           350,000           443,685
    9/01/14 ....................................................................................           380,000           482,786
    9/01/15 ....................................................................................           410,000           523,763

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Riverside County Flood Control and Water Conservation District Elsinore Valley AD, Zone 3,
  7.875%, (cont.)
    9/01/16 ....................................................................................      $    440,000      $    562,940
    9/01/17 ....................................................................................           475,000           608,575
Riverside County Housing Authority Revenue, Breezewood Apartment Project, Refunding, Series C,
  6.40%, 6/01/28 ...............................................................................         4,960,000         4,475,259
Riverside County PFA, Tax Allocation Revenue, Redevelopment Projects, Series A, 5.625%,
  10/01/33 .....................................................................................         9,225,000         8,544,195
Riverside County PFA COP,
    5.75%, 5/15/19 .............................................................................         3,500,000         3,121,685
    5.80%, 5/15/29 .............................................................................        14,230,000        12,396,891
Riverside County SFMR,
    Series A, GNMA Secured, 7.20%, 10/01/24 ....................................................           925,000           961,750
    Series B, GNMA Secured, 7.60%, 11/01/19 ....................................................           475,000           490,499
Riverside MFHR,
    Birchwood Park Apartments, Series A, FNMA Insured, 6.50%, 1/01/18 ..........................         2,200,000         2,232,186
    Palm Shadows Apartments, Series A, FNMA Insured, 6.50%, 1/01/18 ............................         4,010,000         4,068,666
Riverside RDA, Tax Allocation, Merged Redevelopment Project, Series A, MBIA Insured, 5.625%,
  8/01/23 ......................................................................................         6,000,000         6,055,920
Riverside USD, COP, Series B, FSA Insured, 7.375%, 9/01/26 .....................................         5,425,000         5,698,637
Rohnert Park HFAR, Rancho Feliz Mobile Home Park, FSA Insured, 5.375%, 12/01/26 ................         8,380,000         7,967,704
Roseville 1915 Act,
    North Roseville Rocklin District No. 88-3, Refunding, 8.00%, 9/02/01 .......................           120,000           122,675
    North Roseville Rocklin District No. 88-3, Refunding, 8.10%, 9/02/02 .......................           125,000           129,549
    North Roseville Rocklin District No. 88-3, Refunding, 8.15%, 9/02/03 .......................           140,000           144,901
    North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/04 .......................           150,000           155,219
    North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/05 .......................           160,000           165,533
    North Roseville Rocklin District No. 88-3, Refunding, 8.20%, 9/02/06 .......................           175,000           181,052
    North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/07 .......................           195,000           201,782
    North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/08 .......................           205,000           212,130
    North Roseville Rocklin District No. 88-3, Refunding, 8.25%, 9/02/09 .......................           180,000           186,260
    Rocky Ridge Harding District No. 88-4, Refunding, 8.00%, 9/02/01 ...........................           260,000           265,795
    Rocky Ridge Harding District No. 88-4, Refunding, 8.10%, 9/02/02 ...........................           275,000           285,007
    Rocky Ridge Harding District No. 88-4, Refunding, 8.15%, 9/02/03 ...........................           305,000           315,678
    Rocky Ridge Harding District No. 88-4, Refunding, 8.20%, 9/02/04 ...........................           325,000           336,307
    Rocky Ridge Harding District No. 88-4, Refunding, 8.20%, 9/02/05 ...........................           350,000           362,103
Roseville Special Tax, North Central CFD No. 1, Pre-Refunded,
    8.00%, 11/01/02 ............................................................................         1,725,000         1,830,829
    8.10%, 11/01/03 ............................................................................         1,860,000         1,976,045
    8.40%, 11/01/10 ............................................................................        10,000,000        10,655,100
    8.60%, 11/01/17 ............................................................................        12,000,000        12,811,200
Sacramento 1915 Act, North Natomas AD No. 88-3,
    8.20%, 9/02/10 .............................................................................           780,000           804,710
    8.20%, 9/02/11 .............................................................................         1,730,000         1,784,080
    8.25%, 9/02/12 .............................................................................         2,240,000         2,310,000
    8.25%, 9/02/13 .............................................................................         2,425,000         2,500,296
    8.25%, 9/02/14 .............................................................................         2,620,000         2,701,351

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Sacramento City Financing Authority Revenue,
    Capital Improvements, 5.625%, 6/01/30 ......................................................      $  6,000,000      $  6,064,200
    Series 1991, 6.60%, 11/01/05 ...............................................................         1,300,000         1,353,482
    Series 1991, 6.70%, 11/01/11 ...............................................................           920,000           960,692
Sacramento County Airport System Revenue, Series A, MBIA Insured, 5.90%, 7/01/24 ...............         6,875,000         7,002,463
Sacramento County COP, Public Facilities Project, Coroner/Crime Laboratory, AMBAC Insured,
  6.40%,
    10/01/19 ...................................................................................        11,000,000        11,990,660
    10/01/24 ...................................................................................        29,500,000        32,156,770
Sacramento County Sanitation District Financing Authority Revenue, AMBAC Insured,
  5.625%, 12/01/30 .............................................................................         5,000,000         5,055,350
Sacramento County Special Tax, CFD No. 1, Improvement Area 1, Series 1990, Pre-Refunded,
    8.20%, 12/01/10 ............................................................................         2,250,000         2,309,198
    8.25%, 12/01/20 ............................................................................         7,610,000         7,810,752
Sacramento MUD, Electric Revenue,
    Refunding, Series D, MBIA Insured, 5.25%, 11/15/20 .........................................        10,000,000         9,865,000
    Refunding, Series Z, FGIC Insured, 6.25%, 7/01/04 ..........................................         5,740,000         5,943,655
    Refunding, Series Z, FGIC Insured, 6.35%, 7/01/05 ..........................................         3,000,000         3,108,600
    Series J, AMBAC Insured, 5.60%, 8/15/24 ....................................................        10,215,000        10,304,688
    sub. lien, Refunding, 8.00%, 11/15/10 ......................................................        16,110,000        16,158,491
Sacramento RDA, Tax Allocation,
    Merged Downtown Redevelopment Project, Series A, MBIA Insured, Pre-Refunded, 6.50%,
      11/01/13 .................................................................................         2,140,000         2,186,738
    Series A, MBIA Insured, 6.50%, 11/01/13 ....................................................           360,000           367,841
Sacramento Regional Transit District COP, Series A, 6.375%,
    3/01/04 ....................................................................................         1,000,000         1,046,990
    3/01/05 ....................................................................................         1,100,000         1,150,919
Sacramento-Yolo Port District Revenue, Port Facilities, Refunding, Series A, 7.25%, 7/01/13 ....        11,645,000        12,084,482
Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1, Refunding, FSA
  Insured, 5.25%, 9/01/28 ......................................................................         6,800,000         6,567,916
San Bernardino 1915 Act, AD No. 961, Refunding,
    7.60%, 9/02/02 .............................................................................           855,000           872,032
    7.65%, 9/02/03 .............................................................................           920,000           945,861
    7.70%, 9/02/04 .............................................................................           990,000         1,022,809
    7.75%, 9/02/05 .............................................................................         1,065,000         1,099,836
San Bernardino County COP,
    Medical Center Financing Project, Refunding, 5.00%, 8/01/26 ................................        15,045,000       13,045,670
    Medical Center Financing Project, Refunding, MBIA Insured, 5.00%, 8/01/28 ..................        55,065,000        50,141,638
    Medical Center Financing, Series A, MBIA Insured, 5.50%, 8/01/22 ...........................        40,830,000        40,872,463
    Medical Center Financing, Series A, MBIA Insured, Pre-Refunded, 5.50%, 8/01/22 .............        23,945,000        25,660,420
    West Valley Detention Center Project, MBIA Insured, 6.25%, 11/01/04 ........................         3,705,000         3,924,558
    West Valley Detention Center Project, MBIA Insured, 6.35%, 11/01/05 ........................         3,935,000         4,175,901
    West Valley Detention Center Project, MBIA Insured, 6.40%, 11/01/06 ........................         4,185,000         4,447,065
    West Valley Detention Center Project, MBIA Insured, 6.50%, 11/01/12 ........................        20,000,000        21,258,800
    West Valley Detention Center Project, MBIA Insured, 6.20%, 11/01/25 ........................         9,275,000         9,693,488
San Bernardino County Mortgage Revenue, Don Miguel Apartments Project, Refunding, MBIA Insured,
  6.00%, 9/01/03 ...............................................................................           145,000           148,911
San Bernardino County SFMR,
    GNMA Secured, 7.50%, 12/01/07 ..............................................................           380,000           397,670
    GNMA Secured, 7.65%, 6/01/23 ...............................................................         1,810,000         1,902,165

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
San Bernardino County SFMR, (cont.)
    Series A, GNMA Secured, 6.20%, 5/01/21 .....................................................      $    600,000      $    610,356
    Series B, 5.40%, 5/01/25 ...................................................................         7,945,000         7,521,214
San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project, Refunding,
  MBIA Insured,  5.70%, 1/01/23 ................................................................         6,315,000         6,418,124
San Bernardino Joint Powers Financing Authority Revenue COP, Police Station Financing Project,
  6.60%, 4/01/20 ...............................................................................         4,715,000         5,276,698
San Bernardino Joint Powers Financing Authority Revenue, Tax Allocation,
    Central City Merged Project, Refunding, Series A, ETM, 6.75%, 11/01/00 .....................           450,000           450,905
    Central City Merged Project, Refunding, Series A, ETM, 6.90%, 11/01/01 .....................           480,000           494,995
    Central City Merged Project, Series A, Pre-Refunded, 7.00%, 11/01/02 .......................           510,000           536,250
    Central City Merged Project, Series A, Pre-Refunded, 7.00%, 11/01/03 .......................           550,000           578,309
    Central City Merged Project, Series A, Pre-Refunded, 7.00%, 11/01/04 .......................           585,000           615,110
    Central City Merged Project, Series A, Pre-Refunded, 7.05%, 11/01/05 .......................           625,000           657,494
    Central City Merged Project, Series A, Pre-Refunded, 7.05%, 11/01/06 .......................           670,000           704,833
    Central City Merged Project, Series A, Pre-Refunded, 7.05%, 11/01/07 .......................           720,000           757,433
    Central City Merged Project, Series A, Pre-Refunded, 7.10%, 11/01/20 .......................        15,585,000        16,403,368
    Central City Merged Project, Series B, Pre-Refunded, 7.50%, 11/01/20 .......................         3,000,000         3,168,420
    Refunding, Series A, FSA Insured, 5.75%, 10/01/25 ..........................................        19,915,000        20,293,186
San Bernardino Municipal Water Department COP, FGIC Insured, 6.25%, 2/01/12 ....................           905,000           928,548
San Carlos Mortgage Revenue, Elms Project, FHA Insured, 6.875%, 8/01/37 ........................         8,465,000         8,836,360
San Diego County COP,
    Central Jail, Refunding, AMBAC Insured, 5.00%, 10/01/25 ....................................         5,825,000         5,416,959
    MBIA Insured, 5.00%, 8/15/28 ...............................................................        26,000,000        23,844,600
San Diego County Regional Transportation Commission Sales Tax Revenue, Series A, ETM,
  6.00%, 4/01/08 ...............................................................................         1,250,000         1,284,450
San Diego IDR, San Diego Gas and Electric Co. Project, Series A, 6.40%, 9/01/18 ................        19,800,000        20,540,322
San Diego Public Facilities Financing Authority Sewer Revenue,
    FGIC Insured, 5.00%, 5/15/25 ...............................................................        17,400,000        16,188,960
    Series A, FGIC Insured, 5.25%, 5/15/27 .....................................................        21,750,000        21,052,260
    Series B, FGIC Insured, 5.25%, 5/15/22 .....................................................         5,200,000         5,074,992
San Diego RDA, Tax Allocation, Horton Project, Refunding, Series A, FSA Insured, 6.00%, 11/01/15         5,000,000         5,335,450
San Diego Special Tax, CFD No. 1, Series A, Pre-Refunded, 8.50%, 9/01/16 .......................        28,845,000        30,546,278
San Elijo Joint Powers Authority Revenue, Water Pollution Control Facilities, Refunding, FGIC
  Insured, 5.00%, 3/01/20 ......................................................................         5,000,000         4,772,650
San Francisco BART District Sales Tax Revenue, FGIC Insured, 5.50%, 7/01/34 ....................        11,790,000        11,797,664
San Francisco City and County Airport Commission International Airport Revenue,
    Issue 6, AMBAC Insured, 6.50%, 5/01/18 .....................................................         2,500,000         2,660,625
    Issue 6, AMBAC Insured, 6.60%, 5/01/24 .....................................................        13,250,000        14,063,550
    Issue 9A, FGIC Insured, 5.90%, 5/01/25 .....................................................        46,415,000        47,049,493
    Issue 12A, Second Series, 5.90%, 5/01/26 ...................................................        45,000,000        45,633,150
    Issue 15A, Second Series, FSA Insured, 5.00%, 5/01/28 ......................................        41,650,000        37,188,452
    Issue 16A, Second Series, FSA Insured, 5.125%, 5/01/23 .....................................        24,635,000        23,025,349
    Issue 16A, Second Series, FSA Insured, 5.00%, 5/01/29 ......................................        37,805,000        33,945,488
    Issue 18A, Second Series, FGIC Insured, 5.00%, 5/01/29 .....................................         8,800,000         7,901,608
    Issue 22, Second Series, AMBAC Insured, 4.75%, 5/01/23 .....................................        13,230,000        11,491,181
    Issue 22, Second Series, AMBAC Insured, 4.75%, 5/01/29 .....................................        44,130,000        37,501,233
San Francisco City and County COP, San Francisco Courthouse Project, FSA Insured,
  5.875%, 4/01/21 ..............................................................................         2,810,000         2,900,875

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
San Francisco City and County Public Utilities Commission Water Revenue,
    Refunding, Series A, 6.50%, 11/01/09 .......................................................      $  4,000,000      $  4,247,640
    Series A, 5.00%, 11/01/21 ..................................................................         5,000,000         4,643,000
San Francisco City and County RDA,
    Hotel Tax Revenue, FSA Insured, 6.75%, 7/01/25 .............................................           315,000           341,394
    Hotel Tax Revenue, FSA Insured, Pre-Refunded, 6.75%, 7/01/25 ...............................         9,100,000        10,050,768
    Lease Revenue, George R. Moscone Center, Refunding, Series 1992, 5.50%, 7/01/18 ............        22,170,000        22,262,892
    Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.65%, 7/01/24 ........................         5,645,000         5,653,863
San Francisco City and County Revenue, Irwin Memorial Blood Center, Series A, 6.80%, 12/01/21 ..         3,000,000         3,118,860
San Gabriel Valley Schools Financing Authority Revenue,
    Oxnard Union High School, Pre-Refunded, 6.60%, 3/01/24 .....................................         4,145,000         4,438,507
    Pomona USD Financing, 5.80%, 2/01/26 .......................................................         5,150,000         5,163,545
    Series A, 7.70%, 11/01/19 ..................................................................         1,765,000         1,794,599
San Joaquin Area Flood Control Agency 1915 Act, Flood Protection and Restoration Assessment, FSA
  Insured, 6.00%, 9/02/14 ......................................................................         7,875,000         8,151,255
San Joaquin County COP, General Hospital Project, Pre-Refunded, 6.625%, 9/01/20 ................        36,500,000        39,471,465
San Joaquin County Special Tax, CFD No. 8,
    7.625%, 9/01/10 ............................................................................         1,420,000         1,438,233
    7.75%, 9/01/20 .............................................................................         2,990,000         3,029,647
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
    Refunding, Series A, 5.50%, 1/15/28 ........................................................       247,300,000       226,447,664
    Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 .........................................        85,500,000        83,489,040
    Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ..........................................        21,200,000        20,401,396
    senior lien, 5.00%, 1/01/33 ................................................................        82,040,000        71,226,308
    senior lien, Pre-Refunded, 7.00%, 1/01/30 ..................................................        85,535,000        92,216,139
    senior lien, Pre-Refunded, 6.75%, 1/01/32 ..................................................        64,320,000        69,003,782
San Jose Airport Revenue, Refunding, MBIA Insured, 5.75%, 3/01/16 ..............................        13,600,000        13,809,576
San Jose Financing Authority Revenue, Convention Center Project,
    Refunding, Series C, 6.40%, 9/01/17 ........................................................        16,100,000        16,658,670
    Series C, 6.40%, 9/01/22 ...................................................................        55,550,000        57,452,588
San Jose RDA,
    MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38 ..............................         7,110,000         6,885,964
    Tax Allocation, Housing, Set-Aside Merged Area, Series E, MBIA Insured, 5.85%, 8/01/27 .....         7,325,000         7,440,296
    Tax Allocation, Merged Area Redevelopment Project, 5.25%, 8/01/29 ..........................         7,000,000         6,565,510
    Tax Allocation, Merged Area Redevelopment Project, AMBAC Insured, 5.00%, 8/01/31 ...........         4,000,000         3,656,920
    Tax Allocation, Merged Area Redevelopment Project, MBIA Insured, 5.00%, 8/01/21 ............        35,235,000        33,398,552
    Tax Allocation, Merged Area Redevelopment Project, MBIA Insured, 5.625%, 8/01/28 ...........        24,135,000        24,358,490
    Tax Allocation, Merged Area Redevelopment Project, Refunding, MBIA Insured, 5.00%, 8/01/20 .        35,665,000        34,022,627
San Leandro RDA, RMR, Pre-Refunded, 11.25%, 4/01/13 ............................................            65,000            78,429
San Luis Obispo County COP, Jail Expansion Project,
    6.75%, 10/01/16 ............................................................................         1,830,000         1,866,252
    6.80%, 10/01/21 ............................................................................         1,475,000         1,502,804
San Marcos PFAR,
    Capital Improvement, 8.25%, 1/01/19 ........................................................        16,700,000        17,084,935
    Civic Center, Mission Blvd. Project, Refunding and Improvement, Series A, 6.15%, 8/01/13 ...        11,670,000        11,813,074
    Civic Center, Mission Blvd. Project, Refunding and Improvement, Series A, 6.20%, 8/01/22 ...         7,895,000         7,922,475
    Refunding, 5.80%, 9/01/18 ..................................................................         4,750,000         4,641,178

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
San Marcos PFAR, (cont.)
    Senior Tax Increment Project Area-3-A, MBIA Insured, 5.75%, 10/01/29 .......................      $  5,340,000      $  5,383,521
    Senior Tax Increment Project Area-3-A, MBIA Insured, 5.80%, 10/01/30 .......................         8,035,000         8,151,829
    Series A, 6.25%, 9/02/22 ...................................................................        25,000,000        26,067,500
    Tax Allocation, Refunding, Series A, FSA Insured, 5.50%, 8/01/23 ...........................        13,000,000        13,026,130
San Marcos USD, School Facilities ID No. 1, AMBAC Insured, 5.80%, 11/01/14 .....................         5,000,000         5,320,900
San Mateo County Joint Powers Authority Lease Revenue, Capital Projects, Series A, FSA Insured,
  5.125%, 7/15/28 ..............................................................................         4,005,000         3,797,541
San Mateo County Joint Powers Financing Authority Lease Revenue, San Mateo County Health Care
  Center, Series A, FSA Insured, Pre-Refunded, 5.75%, 7/15/22 ..................................        21,945,000        23,496,073
San Mateo Flood Control District COP, Colma Creek Flood Control Zone, MBIA Insured, 5.125%,
  8/01/32 ......................................................................................        10,145,000         9,517,735
San Mateo RDA, Tax Allocation, Merged Area, Series A, 5.70%, 8/01/27 ...........................         6,330,000         6,085,852
San Pablo RDA, Tax Allocation, Merged Project Area, FGIC Insured, 6.25%, 12/01/19 ..............         3,500,000         3,720,500
San Rafael RDA, Tax Allocation, Central San Rafael Redevelopment, Refunding, FGIC Insured,
  6.45%, 12/01/17 ..............................................................................         6,740,000         7,117,979
San Rafael Sanitation District COP, Waste Water Facilities Financing, 6.80%, 8/01/11 ...........         2,200,000         2,278,562
San Ramon COP, Capital Improvement Projects, Series 1993, 6.00%, 3/01/18 .......................         1,730,000         1,760,638
San Ramon PFA, Tax Allocation Revenue,
    MBIA Insured, 5.30%, 2/01/28 ...............................................................        19,610,000        19,084,256
    Pre-Refunded, 6.90%, 2/01/24 ...............................................................         6,140,000         6,812,883
    Refunding, 6.90%, 2/01/24 ..................................................................         6,910,000         7,282,587
San Ramon Valley COP, Fire Protection District, Financing Corp., Refunding, 6.00%, 7/01/19 .....         6,275,000         6,419,513
San Ramon Valley USD, COP,
    Pre-Refunded, 7.70%, 2/01/10 ...............................................................         6,000,000         6,367,980
    Refunding, 7.55%, 2/01/04 ..................................................................         5,385,000         5,440,627
    Refunding, Series 1992, 7.00%, 2/01/22 .....................................................        19,830,000        20,707,081
    Series A, 6.35%, 10/01/01 ..................................................................         7,855,000         7,960,100
Santa Ana COP, Parking Facilities Project, Refunding, Series A, AMBAC Insured, 6.125%, 6/01/16 .         2,070,000         2,165,551
Santa Ana Financing Authority Water Revenue, MBIA Insured, 6.125%, 9/01/24 .....................         5,000,000         5,173,750
Santa Barbara COP, Harbor Project, Refunding, 6.75%, 10/01/27 ..................................         8,090,000         8,450,005
Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20 ............         5,845,000         5,392,831
Santa Barbara SFMR, GNMA Secured,
    7.625%, 10/01/10 ...........................................................................            30,000            31,070
    7.65%, 10/01/23 ............................................................................           480,000           496,944
Santa Clara County COP, Terraces of Los Gatos Project, Pre-Refunded, 6.90%, 3/01/18 ............         4,000,000         4,126,600
Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities
  Replacement Project, Series A, AMBAC Insured, Pre-Refunded, 6.75%, 11/15/20 ..................        13,000,000        14,458,860
Santa Clara Housing Authority MFHR,
    Arastradero Park Apartments Project, Series A, GNMA Secured, 6.65%, 5/20/35 ................         6,465,000         6,817,730
    Elana Gardens Apartments Project, Series A, GNMA Secured, 6.40%, 6/20/35 ...................         5,625,000         5,807,194
    Sierra Vista I Apartments Project, Series A, GNMA Secured, 6.65%, 6/20/35 ..................         3,860,000         4,072,686
Santa Clarita COP, Refunding, MBIA Insured, 5.00%, 10/01/21 ....................................         5,105,000         4,838,111
Santa Cruz City School District COP, Education Center Financing Project, Pre-Refunded, 7.00%,
  5/01/24 ......................................................................................         3,150,000         3,488,562
Santa Cruz County Housing Authority MFHR, Series B, FNMA Insured, 7.75%, 7/01/23 ...............         9,230,000         9,442,936
Santa Maria Bonita School District COP, MBIA Insured,
    7.00%, 3/01/16 .............................................................................           480,000           494,760
    Pre-Refunded, 7.00%, 3/01/16 ...............................................................         2,270,000         2,343,208
Santa Maria COP, Revenue, Marian Medical Center, Pre-Refunded, 6.75%, 9/01/22 ..................         3,600,000         3,835,044

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Santa Monica RDA Tax Allocation, Earthquake Recovery Redevelopment Project, AMBAC Insured,
  6.00%, 7/01/29 ...............................................................................      $ 13,110,000      $ 13,658,260
Seal Beach RDA, sub. lien, Tax Allocation Revenue, Riverfront, Refunding, Series A, 6.70%,
  9/01/13 ......................................................................................         2,880,000         2,895,984
Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility Project,
  Series A,
    5.95%, 1/01/11 .............................................................................         1,880,000         1,985,280
    6.05%, 1/01/17 .............................................................................         5,135,000         5,393,496
Shasta Joint Powers Financing Authority Lease Revenue, Courthouse County Improvement Project,
  Series A, Pre-Refunded, 6.70%, 6/01/23 .......................................................         2,500,000         2,646,850
Sierra View Local Hospital District Revenue, Insured Health Facilities, Pre-Refunded, 6.40%,
  3/01/22 ......................................................................................        15,000,000        15,724,650
Simi Valley SFRMR, Series A, GNMA Secured, 7.70%, 3/01/25 ......................................           135,000           139,998
Snowline Joint USD, COP, Pre-Refunded, 7.25%, 4/01/18 ..........................................         1,000,000         1,062,150
Soledad RDA, Tax Allocation, Soledad Redevelopment Project, Pre-Refunded, 7.40%, 11/01/12 ......         3,740,000         4,046,231
South Gate PFAR, Tax Allocation,
    Redevelopment Project No. 1, Refunding, 6.10%, 9/01/03 .....................................         9,830,000         9,909,820
    South Gate Redevelopment Project No. 1, AMBAC Insured, 5.875%, 9/01/24 .....................         8,505,000         8,672,974
South Napa Waste Management Authority Revenue, Solid Waste Transfer Facilities Project, 6.50%,
  2/15/14 ......................................................................................         4,500,000         4,742,370
South Orange County PFA, Special Tax Revenue,
    Foothill Area, Series C, FGIC Insured, 5.75%, 8/15/18 ......................................         5,000,000         5,152,400
    senior lien, Refunding, Series A, MBIA Insured, 6.00%, 9/01/18 .............................        18,850,000        19,627,186
South San Francisco 1915 Act, Gateway AD No. ST-82-2, 8.00%,
    9/02/01 ....................................................................................         1,570,000         1,603,598
    9/02/02 ....................................................................................         1,675,000         1,734,814
Southern California HFA SFMR,
    GNMA Secured, 7.625%, 10/01/22 .............................................................         2,300,000         2,336,294
    Series A, GNMA Secured, 6.75%, 9/01/22 .....................................................           555,000           571,400
    Series B, GNMA Secured, 6.90%, 10/01/24 ....................................................           850,000           872,993
Southern California Public Power Authority Power Project Revenue,
    6.75%, 7/01/13 .............................................................................        10,000,000        11,602,700
    Hydroelectric-Hoover Uprating, Refunding, 6.00%, 10/01/17 ..................................         7,795,000         7,882,226
    Multi-Purpose Projects, 6.00%, 7/01/18 .....................................................        29,645,000        29,685,910
    Palo Verde Project, Refunding, Series A, AMBAC Insured, ETM, 5.00%, 7/01/15 ................         8,000,000         7,771,840
    San Juan Project Unit 3, Series A, MBIA Insured, 5.00%, 1/01/20 ............................         5,790,000         5,527,829
Southern California Public Power Authority Transmission Project Revenue, Southern Transmission,
  Refunding, 6.125%, 7/01/18 ...................................................................        51,035,000        52,808,977
Southern Kern USD, COP, Pre-Refunded, 7.10%, 9/01/17 ...........................................         2,250,000         2,411,213
Standard Elementary School District COP, Pre-Refunded, 7.375%, 6/01/11 .........................         1,390,000         1,420,983
Stockton Central Parking District, Refunding, Series 1991, 7.90%, 8/01/11 ......................         5,700,000         5,724,852
Stockton COP, Essential Services Building Parking Facility,
    5.875%, 8/01/23 ............................................................................         2,295,000         2,299,016
    6.00%, 8/01/31 .............................................................................         6,585,000         6,662,308
Stockton East Water District COP, 1990 Project,
    Series A, AMBAC Insured, 6.40%, 4/01/22 ....................................................        14,095,000        14,610,172
    Series B, 7.45%, 4/01/05 ...................................................................        28,575,000        65,400,174
Stockton Health Facilities Revenue, St. Joseph Medical Center, Series A, MBIA Insured, 5.50%,
  6/01/23 ......................................................................................         5,000,000         4,999,600
Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series A, FSA
  Insured, 5.95%, 7/01/17 ......................................................................         5,095,000         5,385,874
Stockton Revenue COP, Wastewater System Project, Series A, MBIA Insured, 5.20%, 9/01/29 ........        19,160,000        18,358,346

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Stockton Special Tax, CFD No. 90-2, Series 6, 7.75%, 8/01/15 ...................................      $  3,000,000      $  3,063,660
Suisun City COP, Civic Center Project, Refunding, 6.45%, 11/01/15 ..............................         2,105,000         2,186,064
Suisun City RDA, Tax Allocation, Suisun City Redevelopment Project, Refunding, MBIA Insured,
    6.00%, 10/01/18 ............................................................................         3,285,000         3,437,490
    5.90%, 10/01/23 ............................................................................         3,390,000         3,475,767
Sunnyvale Financing Authority Utilities Revenue, Wastewater Reuse and Sludge, Series A, 6.30%,
  10/01/12 .....................................................................................         4,735,000         4,835,856
Tahoe Forest Hospital District Revenue, Series A, 5.90%, 7/01/29 ...............................         7,990,000         6,786,067
Tehachapi USD, COP, Tompkins Elementary School Project, Pre-Refunded, 7.80%, 2/01/21 ...........         2,250,000         2,322,225
Temecula Valley USD,
    Series D, FGIC Insured, 6.00%, 9/01/14 .....................................................         1,250,000         1,301,450
    Series D, FGIC Insured, 6.125%, 9/01/19 ....................................................         3,110,000         3,222,613
    Series E, FSA Insured, 6.35%, 9/01/19 ......................................................         5,460,000         5,828,222
Thousand Oaks RDA,
    MFR, The Shadows Apartments, Refunding, Series A, FNMA Insured, 5.75%, 11/01/27 ............         7,530,000         7,448,074
    Tax Allocation, Thousand Oaks Boulevard Redevelopment, Refunding, MBIA Insured, 5.375%,
      12/01/25 .................................................................................        24,485,000        24,167,185
Thousand Oaks SFHMR,
    Capital Appreciation, Series A, GNMA Secured, 8.00%, 9/01/23 ...............................           123,000           270,093
    Refunding, Series A, GNMA Secured, 7.45%, 9/01/10 ..........................................           100,000           102,880
    Refunding, Series A, GNMA Secured, 7.55%, 9/01/15 ..........................................           135,000           138,270
    Refunding, Series A, GNMA Secured, 7.625%, 3/01/23 .........................................           395,000           398,990
Torrance Hospital Revenue,
    Little Co. of Mary Hospital, Pre-Refunded, 6.875%, 7/01/15 .................................         3,480,000         3,675,019
    Torrance Memorial Hospital Medical Center, Refunding, 6.75%, 1/01/12 .......................         2,000,000         2,004,460
Trabuco Canyon PFA, Special Tax Revenue, Refunding,
    Series A, FSA Insured, 6.00%, 10/01/10 .....................................................        13,775,000        15,387,777
    Series A, FSA Insured, 6.10%, 10/01/15 .....................................................        13,220,000        14,830,593
    Series C, FSA Insured, 6.00%, 7/01/12 ......................................................         3,040,000         3,399,085
    Series C, FSA Insured, 6.10%, 7/01/19 ......................................................         5,215,000         5,785,521
Tracy Area Public Facilities Financing Agency Special Tax, CFD No. 8, Series C, Pre-Refunded,
  7.80%, 10/01/16 ..............................................................................         5,000,000         5,100,000
Tracy COP, I-205 Corridor Improvement and Refinancing Project, AMBAC Insured, 5.125%, 10/01/27 .         6,695,000         6,362,058
Travis USD, COP, Foxboro Elementary School Construction Project, Pre-Refunded,
    6.70%, 9/01/06 .............................................................................           490,000           521,081
    7.00%, 9/01/12 .............................................................................         3,670,000         3,922,790
Tri-City Hospital District Revenue, Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 .........         5,000,000         5,103,750
Tri-Dam Power Authority Revenue, Hydroelectric Sand Bar Project, Refunding, 7.50%, 1/01/17 .....        45,830,000        46,434,039
Trinity County PUD, COP, Electric District Facilities, Refunding, Series 1993,
    6.60%, 4/01/11 .............................................................................         2,565,000         2,685,658
    6.75%, 4/01/23 .............................................................................         4,000,000         4,081,960
Tulare County COP, Financing Project, Series B, Pre-Refunded, 6.875%, 11/15/12 .................         1,100,000         1,179,706
Tulare Local Health Care District Health Facilities Revenue, 5.20%, 12/01/21 ...................         4,455,000         4,245,971
Tustin USD, Special Tax, CFD No. 97-1, 6.375%, 9/01/35 .........................................         8,645,000         8,736,032
Union City CRDA, Tax Allocation Revenue, Community Redevelopment Project, AMBAC Insured, 5.75%,
  10/01/33 .....................................................................................         5,250,000         5,353,898
University of California COP, UCLA Center Chiller/Cogeneration Project, Refunding,
  5.50%, 11/01/17 ..............................................................................        13,940,000        14,136,275
  5.60%, 11/01/20 ..............................................................................        14,880,000        15,049,334

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
University of California Revenues,
    Multi-Purpose Projects, Refunding, Series C, AMBAC Insured, 5.00%, 9/01/23 .................      $ 17,545,000   $    16,431,068
    Multi-Purpose Projects, Series F, FGIC Insured, 5.00%, 9/01/22 .............................        25,575,000        24,049,963
    Multi-Purpose Projects, Series F, FGIC Insured, 5.00%, 9/01/27 .............................        82,440,000        76,355,104
    U.C. Davis Medical Center, AMBAC Insured, 5.75%, 7/01/20 ...................................        44,385,000        45,522,588
Upland COP,
    Refunding, 5.50%, 1/01/07 ..................................................................         4,935,000         4,968,213
    San Antonio Community Hospital, Refunding, 5.70%, 1/01/11 ..................................        11,210,000        11,321,540
Vacaville COP, Pre-Refunded, 9.40%, 10/01/15 ...................................................        11,865,000        12,118,674
Vacaville PFAR, Local Agency, 8.65%, 9/02/18 ...................................................         5,685,000         5,889,660
Val Verde USD, COP, Vista Verde Project, Pre-Refunded, 6.95%, 6/01/21 ..........................         2,785,000         2,894,729
Vallejo RDA, Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19 ..................         2,450,000         2,453,798
Vallejo Revenue, Golf Course Project, Series A, 7.90%, 6/01/17 .................................         6,000,000         6,238,140
Vallejo USD, Special Tax Revenue, CFD No. 2,
    7.75%, 9/01/15 .............................................................................         2,300,000         2,338,134
    8.125%, 9/01/16 ............................................................................         5,100,000         5,195,421
Victor Valley UHSD, COP, Pre-Refunded, 7.875%, 11/01/12 ........................................         5,100,000         5,216,382
Victorville RDA, Tax Allocation, Bear Valley Road Redevelopment Project,
   Pre-Refunded, 7.50%, 11/01/06 ...............................................................         1,200,000         1,268,016
   Refunding, Series A, FSA Insured, 6.125%, 9/01/19                                                     2,405,000         2,511,782
   Refunding, Series A, FSA Insured, 6.125%, 9/01/24                                                     3,245,000         3,357,764
Virgin Islands PFAR, senior lien,
    Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ......................................         7,000,000         6,396,600
    Refunding, Series A, 5.50%, 10/01/14 .......................................................         3,865,000         3,754,886
Vista Community Development Commission Tax Allocation Revenue, Vista Redevelopment Project Area,
    MBIA Insured, 5.50%, 9/01/23 ...............................................................        11,810,000        11,809,291
    Series B, MBIA Insured, 5.20%, 9/01/28 .....................................................         4,000,000         3,835,120
Vista Joint Powers Financing Authority Revenue, Series A, 7.625%, 2/01/20 ......................         3,675,000         3,756,989
Walnut PFA, Tax Allocation Revenue, MBIA Insured,
    Pre-Refunded, 6.50%, 9/01/22 ...............................................................         3,220,000         3,418,706
    Unrefunded Balance, MBIA Insured, 6.50%, 9/01/22 ...........................................         5,065,000         5,357,352
Washington Township Hospital District Revenue,
    AMBAC Insured, 5.25%, 7/01/23 ..............................................................         5,000,000         4,807,100
    Health Care District Revenue, 5.25%, 7/01/29 ...............................................         6,500,000         5,746,455
Watsonville Insured Hospital Revenue, Watsonville Community Hospital, Series A, Pre-Refunded,
    6.30%, 7/01/15 .............................................................................         3,990,000         4,399,334
    6.35%, 7/01/24 .............................................................................         5,435,000         6,004,153
Watsonville RDA, GO, Tax Allocation, Watsonville Redevelopment Project, 6.30%, 8/01/06 .........         1,745,000         1,752,521
West Basin Municipal Water District Revenue COP, 1992 Project, Refunding, Series A, AMBAC
  Insured, 5.50%, 8/01/22 ......................................................................         4,000,000         4,019,080
West Hollywood COP, Refunding, MBIA Insured, 5.00%, 2/01/25 ....................................         6,250,000         5,817,313
Westminster RDAR, Tax Allocation, Commercial Redevelopment Project No. 1, Series A,
  Pre-Refunded, 7.30%, 8/01/21 .................................................................         6,455,000         6,758,708
William S. Hart Joint School Financing Authority Special Tax Revenue, Community Facilities,
  Refunding, FSA Insured, 6.50%, 9/01/14 .......................................................         4,000,000         4,388,760
                                                                                                                     ---------------
TOTAL BONDS ....................................................................................                      11,488,334,015
                                                                                                                     ---------------

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ZERO COUPON/STEP-UP BONDS 11.3%
Anaheim PFA, Lease Revenue,
    Capital Appreciation, Public Improvements Project, Series C, FSA Insured, 9/01/26 ..........      $  4,430,000      $    984,568
    Capital Appreciation, Public Improvements Project, Series C, FSA Insured, 9/01/27 ..........        17,860,000         3,745,421
    Capital Appreciation, Public Improvements Project, Series C, FSA Insured, 9/01/28 ..........         8,425,000         1,662,674
    Public Improvements Project, Series C, FSA Insured, 9/01/33 ................................        37,070,000         5,452,626
Baldwin Park RDA, Tax Allocation, San Gabriel, Refunding, Series A, ETM,
    2/01/01 ....................................................................................           560,000           552,546
    2/01/02 ....................................................................................           565,000           533,202
    2/01/03 ....................................................................................           570,000           514,322
    2/01/04 ....................................................................................           575,000           495,915
    2/01/05 ....................................................................................           585,000           482,169
Beaumont USD, COP, Series A, FSA Insured, 1/01/29 ..............................................         6,835,000         5,757,736
California Educational Facilities Authority Revenue,
    Loyola Marymount University, MBIA Insured, 10/01/32 ........................................         8,435,000         1,136,616
    Loyola Marymount University, MBIA Insured, 10/01/33 ........................................         8,435,000         1,065,678
    Loyola Marymount University, MBIA Insured, 10/01/34 ........................................         8,435,000           999,126
    Loyola Marymount University, MBIA Insured, 10/01/35 ........................................         8,435,000           936,791
    Loyola Marymount University, MBIA Insured, 10/01/36 ........................................         8,435,000           878,337
    Loyola Marymount University, MBIA Insured, 10/01/37 ........................................         8,435,000           823,509
    Loyola Marymount University, MBIA Insured, 10/01/38 ........................................         8,435,000           772,056
    Loyola Marymount University, MBIA Insured, 10/01/39 ........................................         8,435,000           723,892
    Santa Clara University, AMBAC Insured, 9/01/26 .............................................         5,800,000         1,289,050
California Health Facilities Financing Authority Revenue, Kaiser Permanente, Series A, ETM,
  10/01/11 .....................................................................................        13,970,000         7,531,926
California HFAR,
    Capital Appreciation, Series G, MBIA Insured, 2/01/30 ......................................        69,800,000        11,417,884
    Convertible Home Mortgage, FSA Insured, zero cpn. to 2/10/10, 6.70% thereafter, 2/01/31 ....        18,995,000        11,445,627
    FNMA Home Mortgage, Series B, FSA Insured, 2/01/30 .........................................        41,270,000         5,990,341
    Home Mortgage, Capital Appreciation, Series A, 8/01/16 .....................................           615,000           113,129
    Home Mortgage, Series B, MBIA Insured, 2/01/30 .............................................       125,210,000        20,481,852
    Home Mortgage, Series C, 8/01/21 ...........................................................         2,160,000           440,726
    Home Mortgage, Series F, FSA Insured, 8/01/31 ..............................................        96,140,000        14,207,569
    Home Mortgage, Series I, FSA Insured, 8/01/31 ..............................................        31,500,000         4,291,560
California HFR, Home Mortgage, Series N, AMBAC Insured, 8/01/31 ................................        80,350,000        45,967,432
California Public School District Financing Authority Lease Revenue, Los Banos School,
    Series A, FSA Insured, zero cpn. to 10/01/00, 6.20% thereafter, 10/01/23 ...................           455,000           464,564
    Series B, FSA Insured, Pre-refunded, zero cpn. to 10/01/00, 6.20% thereafter, 10/01/23 .....         4,535,000         4,839,072
California State GO,
    Principal Eagles II, Series 3, 3/01/09 .....................................................         7,500,000         5,020,875
    Principal Eagles II, Series 4, 6/01/06 .....................................................        10,000,000         7,709,700
    Principal Eagles II, Series 6, 3/01/09 .....................................................         5,000,000         3,347,250
    Principal M-Raes, Series 8, 4/01/09 ........................................................         9,000,000         6,001,110
California Statewide CDA Revenue, COP, Insured Hospital, Triad Health Care, Refunding, ETM,
    8/01/09 ....................................................................................         6,450,000         4,196,564
    8/01/10 ....................................................................................         6,745,000         4,124,230
    8/01/11 ....................................................................................         3,115,000         1,790,751

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ZERO COUPON/STEP-UP BONDS (CONT.)
Campbell USD, Series B, FGIC Insured,
    8/01/20 ....................................................................................      $  5,000,000      $  1,625,100
    8/01/21 ....................................................................................         6,280,000         1,913,076
Chino USD COP, Land Acquisition, Series B, FSA Insured, zero cpn. to 9/01/02,
    6.60% thereafter, 9/01/14 ..................................................................         1,580,000         1,469,921
    6.70% thereafter, 9/01/29 ..................................................................         4,780,000         4,386,654
Contra Costa County COP, Merrithew Memorial Hospital Project, ETM,11/01/15 .....................         6,810,000         3,045,500
Contra Costa Home Mortgage Finance Authority HMR, Mandatory Sinking Fund,
    3/01/07, MBIA Insured, Pre-Refunded, 9/01/17 ...............................................        10,770,000         2,465,792
    3/01/08, MBIA Insured, Pre-Refunded, 9/01/17 ...............................................         9,635,000         2,347,182
    9/01/08, MBIA Insured, Pre-Refunded, 9/01/17 ...............................................         8,095,000         2,036,702
    3/01/09, MBIA Insured, Pre-Refunded, 9/01/17 ...............................................         8,615,000         2,231,285
    9/01/09, MBIA Insured, Pre-Refunded, 9/01/17 ...............................................         7,135,000         1,908,256
    3/01/10, MBIA Insured, Pre-Refunded, 9/01/17 ...............................................         7,700,000         2,105,180
    9/01/10, MBIA Insured, Pre-Refunded, 9/01/17 ...............................................         6,275,000         1,770,617
Contra Costa School Financing Authority Revenue, Capital Appreciation, Antioch USD Community,
  Series B, 9/01/07 ............................................................................         1,285,000           861,053
Desert Sands USD, COP, Capital Projects, FSA Insured, zero cpn. to 3/01/01, 6.45% thereafter,
  3/01/20 ......................................................................................         6,820,000         6,860,715
El Paso de Robles GO, Capital Appreciation, Series A, FGIC Insured,
    8/01/16 ....................................................................................         2,050,000           847,532
    8/01/22 ....................................................................................        11,485,000         3,167,448
    8/01/27 ....................................................................................        11,495,000         2,329,577
Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured,
    12/01/19 ...................................................................................         2,775,000           919,413
    12/01/20 ...................................................................................         2,765,000           856,321
    12/01/21 ...................................................................................         4,195,000         1,215,795
    12/01/22 ...................................................................................         4,195,000         1,134,412
    12/01/23 ...................................................................................         4,195,000         1,064,565
    12/01/24 ...................................................................................         4,200,000         1,002,204
    12/01/25 ...................................................................................         6,355,000         1,425,617
    12/01/26 ...................................................................................         6,355,000         1,340,015
    12/01/27 ...................................................................................         6,355,000         1,262,611
    12/01/28 ...................................................................................         6,355,000         1,170,273
Foothill/Eastern Corridor Agency Toll Road Revenue,
    Capital Appreciation, Refunding, 1/15/25 ...................................................        57,000,000        12,145,560
    Capital Appreciation, Refunding, 1/15/30 ...................................................        98,460,000        15,044,688
    Capital Appreciation, Refunding, 1/15/31 ...................................................        14,635,000         2,091,049
    Capital Appreciation, Refunding, 1/15/36 ...................................................       182,160,000        18,556,639
    Capital Appreciation, Refunding, 1/15/38 ...................................................       160,560,000        14,370,120
    Capital Appreciation, Refunding, MBIA Insured, 1/15/21 .....................................        51,180,000        14,179,931
    Capital Appreciation, Refunding, MBIA Insured, 1/15/37 .....................................       170,615,000        16,290,320
    Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.80% thereafter, 1/15/20 ...........        49,500,000        28,533,780
    Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/27 ..........        80,835,000        45,662,075
    Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/28 ..........        80,500,000        46,049,220
    Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/29 ..........       112,230,000        64,019,359
    Capital Appreciation, senior lien, Series A, ETM, 1/01/22 ..................................        30,835,000         9,306,311
    Capital Appreciation, senior lien, Series A, ETM, 1/01/23 ..................................         5,765,000         1,640,950

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ZERO COUPON/STEP-UP BONDS (CONT.)
Foothill/Eastern Corridor Agency Toll Road Revenue, (cont.)
    Capital Appreciation, senior lien, Series A, ETM, 1/01/24 ..................................      $ 72,045,000      $ 19,336,878
    Capital Appreciation, senior lien, Series A, ETM, 1/01/28 ..................................         2,000,000           423,540
    Convertible Capital Appreciation, Refunding, 1/15/23 .......................................        10,000,000         5,765,800
    Convertible Capital Appreciation, Refunding, 1/15/26 .......................................        30,000,000        17,224,500
    Convertible Capital Appreciation, Refunding, 1/15/32 .......................................       100,000,000        13,359,000
    Convertible Capital Appreciation, Refunding, 1/15/33 .......................................       132,460,000        16,540,280
    Convertible Capital Appreciation, Refunding, 1/15/34 .......................................       100,000,000        11,670,000
    Convertible Capital Appreciation, Refunding, 1/15/35 .......................................        20,000,000         2,180,800
    Convertible Capital Appreciation, senior lien, Series A, ETM, zero cpn. to 1/01/05, 7.05%
      thereafter, 1/01/09 ......................................................................        10,000,000         8,819,800
    Convertible Capital Appreciation, senior lien, Series A, ETM, zero cpn. to 1/01/05, 7.15%
      thereafter, 1/01/14 ......................................................................         5,500,000         5,033,545
    senior lien, Series A, ETM, 1/01/25 ........................................................        20,660,000         5,227,600
    senior lien, Series A, ETM, 1/01/26 ........................................................        23,475,000         5,598,788
    senior lien, Series A, ETM, 1/01/27 ........................................................        15,000,000         3,371,400
    senior lien, Series A, ETM, 1/01/29 ........................................................        35,310,000         7,063,412
    senior lien, Series A, Pre-Refunded, 1/01/12 ...............................................         8,000,000         7,307,120
Lodi Electric Systems Revenue, COP, Capital Appreciation Bond, Series B, MBIA Insured, 1/15/19 .         6,360,000         2,193,818
Los Angeles Convention and Exhibition Center Authority COP, Series 1985, ETM, 12/01/05 .........        26,750,000        21,241,908
Los Angeles HMR, Series A, GNMA Secured, 8/25/16................................................           765,000           203,850
Los Banos USD, COP, Series B, MBIA Insured, 8/01/16 ............................................         5,000,000         4,893,350
New Haven USD, GO, Capital Appreciation, Series C, FGIC Insured, 8/01/23 .......................        14,700,000         3,804,801
Palmdale CRDA, Tax Allocation, Merged Project, sub. lien, AMBAC Insured, zero cpn. to 12/01/04,
  5.50% thereafter, 12/01/29 ...................................................................         3,255,000         2,423,120
Paramount USD, COP, Land Acquisition, Series B, FSA Insured, zero cpn. to 9/01/01,
    6.85% thereafter, 9/01/14 ..................................................................         1,695,000         1,709,340
    7.00% thereafter, 9/01/29 ..................................................................         7,675,000         7,583,975
Pasadena Special Tax CFD, No. 1 Civic Center West, Pre-Refunded, 12/01/17 ......................         4,090,000         1,418,126
Perris SFMR, Series A, GNMA Secured, ETM, 6/01/23 ..............................................        19,095,000         5,057,693
Rancho Water District Financing Authority Revenue, AMBAC Insured,
    8/15/16 ....................................................................................         8,605,000         3,633,031
    8/15/17 ....................................................................................        13,605,000         5,378,057
    8/15/18 ....................................................................................        13,605,000         5,028,544
Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project, MBIA
  Insured,
    6/01/23 ....................................................................................        14,160,000         3,783,694
    6/01/24 ....................................................................................        13,005,000         3,271,018
Riverside County Board of Education COP, Capital Appreciation Financing Projects, Series A,
  11/01/05 .....................................................................................         1,250,000           981,600
Riverside County SFMR, Capital Appreciation Mortgage,
    Series A, GNMA Secured, ETM, 9/01/14 .......................................................        20,220,000         9,442,942
    Series A, GNMA Secured, ETM, 11/01/20 ......................................................        25,055,000         7,751,766
    Series B, GNMA Secured, ETM, 6/01/23 .......................................................        26,160,000         6,928,999
Rocklin USD, GO, Capital Appreciation, Series A, FGIC Insured,
    9/01/08 ....................................................................................         3,660,000         2,528,840
    9/01/09 ....................................................................................         4,100,000         2,691,732
    9/01/10 ....................................................................................         4,595,000         2,849,773

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ZERO COUPON/STEP-UP BONDS (CONT.)
Rocklin USD, GO, Capital Appreciation, Series A, FGIC Insured, (cont.)
    9/01/11 ....................................................................................      $  5,145,000      $  3,008,487
    9/01/12 ....................................................................................         5,760,000         3,169,440
    9/01/16 ....................................................................................        33,960,000        14,303,273
Roseville City School District GO, Capital Appreciation, Series A,
    8/01/11 ....................................................................................         3,115,000         1,809,753
    8/01/17 ....................................................................................        30,770,000        11,491,980
Roseville Joint UHSD, Capital Appreciation, Series A,
    8/01/10 ....................................................................................         1,820,000         1,122,485
    8/01/11 ....................................................................................         1,965,000         1,141,626
    8/01/17 ....................................................................................        18,155,000         6,777,806
San Francisco City and County RDA, Lease Revenue, George R. Moscone Center, Capital
  Appreciation,
    7/01/05 ....................................................................................        12,820,000        10,218,950
    7/01/06 ....................................................................................        11,320,000         8,587,465
    7/01/07 ....................................................................................         4,570,000         3,312,702
    7/01/08 ....................................................................................         7,785,000         5,359,895
    Pre-Refunded, 7/01/16 ......................................................................        16,300,000         5,137,597
    Pre-Refunded, 7/01/17 ......................................................................        16,300,000         4,727,326
    Pre-Refunded, 7/01/18 ......................................................................        16,300,000         4,349,655
    zero cpn. to 7/01/02, 8.50% thereafter, 7/01/14 ............................................        46,000,000        46,603,520
San Gabriel USD, COP, Facilities Development Program, Series B, FSA Insured, zero cpn. to
  9/01/02, 6.75% thereafter, 9/01/29 ...........................................................         2,250,000         2,067,975
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien,
    ETM, 1/01/25 ...............................................................................         5,700,000         1,442,271
    ETM, 1/01/28 ...............................................................................        33,545,000         7,103,825
    ETM, 1/01/29 ...............................................................................        37,050,000         7,411,482
    Pre-Refunded, zero cpn. to 1/01/02, 7.50% thereafter, 1/01/09 ..............................        21,585,000        23,220,280
    Pre-Refunded, zero cpn. to 1/01/02, 7.55% thereafter, 1/01/10 ..............................        10,745,000        11,691,742
    Pre-Refunded, zero cpn. to 1/01/02, 7.60% thereafter, 1/01/11 ..............................        25,935,000        28,387,154
    Pre-Refunded, zero cpn. to 1/01/02, 7.65% thereafter, 1/01/12 ..............................        25,215,000        27,660,351
    Pre-Refunded, zero cpn. to 1/01/02, 7.65% thereafter, 1/01/13 ..............................        27,350,000        29,874,405
    Pre-Refunded, zero cpn. to 1/01/02, 7.70% thereafter, 1/01/14 ..............................         7,470,000         8,212,667
    Pre-Refunded, zero cpn. to 1/01/02, 7.70% thereafter, 1/01/15 ..............................        60,155,000        66,054,401
    Refunding, Series A, 1/15/16 ...............................................................        19,500,000        12,946,050
    Refunding, Series A, 1/15/17 ...............................................................        17,000,000        11,221,870
    Refunding, Series A, 1/15/18 ...............................................................        60,000,000        39,503,400
    Refunding, Series A, 1/15/19 ...............................................................        57,000,000        37,326,450
    Refunding, Series A, 1/15/20 ...............................................................        80,000,000        52,267,200
    Refunding, Series A, 1/15/23 ...............................................................        80,000,000        51,376,800
    Refunding, Series A, 1/15/22 ...............................................................        90,000,000        58,383,000
    Refunding, Series A, 1/15/24 ...............................................................        80,000,000        51,274,400
Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC Insured, 8/01/27 ................        20,000,000        14,965,200
Simi Valley SFRMR, Series A, 9/01/25 ...........................................................           190,000            26,929

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)

                                                                                                       PRINCIPAL
                                                                                                         AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ZERO COUPON/STEP-UP BONDS (CONT.)
Southern California Public Power Authority Power Project Revenue, Refunding, Series A, AMBAC
  Insured,
    7/01/11 ....................................................................................      $ 12,000,000   $     7,074,720
    7/01/12 ....................................................................................        16,890,000         9,371,754
    7/01/13 ....................................................................................        16,000,000         8,287,680
Stockton East Water District COP, Refunding, Series A, AMBAC Insured, 4/01/16 ..................       103,885,000        40,891,164
                                                                                                                     ---------------
TOTAL ZERO COUPON/STEP-UP BONDS ................................................................                       1,501,728,784
                                                                                                                     ---------------
TOTAL LONG TERM INVESTMENTS (COST $12,745,977,394) .............................................                      12,990,062,799
                                                                                                                     ---------------
(b)SHORT TERM INVESTMENTS 1.0%
California Health Facilities Financing Authority Revenue, Adventist Hospital, Series A, MBIA
  Insured, Daily VRDN and Put, 4.75%, 9/01/28 ..................................................           800,000           800,000
California Infrastructure and Economic Development Bank Revenue, Independent Systems Operating
  Corp.Project,
    Refunding, Series B, MBIA Insured, Weekly VRDN and Put, 2.50%, 4/01/08 .....................         8,650,000         8,650,000
    Series C, Weekly VRDN and Put, 4.40%, 4/01/09 ..............................................        10,000,000        10,000,000
California PCFA, PCR, Shell Oil Co. Project, Refunding, Series C, Daily VRDN and Put, 4.75%,
  11/01/00 .....................................................................................           100,000           100,000
California Statewide CDA, MFHR, Ivy Hills Apartment Project, Series I, Weekly VRDN and Put,
  5.00%, 2/01/33 ...............................................................................        10,094,000        10,094,000
Hayward MFHR, Shorewood Bay Waterford Inc., Series A, FGIC Insured, Weekly VRDN and Put, 4.40%,
  8/01/14 ......................................................................................         9,150,000         9,150,000
Irvine 1915 Act,
    AD No. 89-10, Daily VRDN and Put, 4.75%, 9/02/15 ...........................................           900,000           900,000
    AD No. 97-13, Daily VRDN and Put, 4.75%, 9/02/23 ...........................................         5,319,000         5,319,000
Irvine Ranch Water District COP, Capital Improvement Project, Daily VRDN and Put, 5.00%, 8/01/16         9,300,000         9,300,000
Irvine Ranch Water District Revenue, Nos. 140, 105, and 250, Daily VRDN and Put, 4.75%, 4/01/33          3,000,000         3,000,000
Orange County Sanitation District COP,
    Nos 1-3, 5-7, 11, 13 and 14, Daily VRDN and Put, 4.75%, 8/01/15 ............................         1,300,000         1,300,000
    Nos 1-3, 5-7 and 11, Refunding, AMBAC Insured, Daily VRDN and Put, 4.75%, 8/01/16 ..........        11,000,000        11,000,000
    Series A, FGIC Insured, Daily VRDN and Put,4.75%, 8/01/29 ..................................        24,700,000        24,700,000
    Series B, FGIC Insured, Daily VRDN and Put, 4.75%, 8/01/30 .................................         5,000,000         5,000,000
    Series C, FGIC Insured, Daily VRDN and Put, 5.00%, 8/01/17 .................................        20,700,000        20,700,000
Pajaro Valley USD COP, School Facilities Bridge Funding, Program, Weekly VRDN and Put, 4.50%,
  9/01/23 ......................................................................................         4,000,000         4,000,000
Puerto Rico Commonwealth Government Development Bank, Refunding, MBIA Insured, Weekly VRDN and
  Put, 4.35%, 12/01/15 .........................................................................         1,800,000         1,800,000
Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series A, AMBAC Insured,
  Weekly VRDN and Put, 4.50%, 7/01/28 ..........................................................         6,600,000         6,600,000
Tustin 1915 Act, Reassessment District No. 95-2, Series A, Daily VRDN and Put, 4.75%, 9/02/13 ..           500,000           500,000
                                                                                                                     ---------------
TOTAL SHORT TERM INVESTMENTS (COST $132,913,000) ...............................................                         132,913,000
                                                                                                                     ---------------
TOTAL INVESTMENTS (COST $12,878,890,394) 98.7% .................................................                      13,122,975,799
OTHER ASSETS, LESS LIABILITIES 1.3% ............................................................                         179,855,912
                                                                                                                     ---------------
NET ASSETS 100.0% ..............................................................................                     $13,302,831,711
                                                                                                                     ===============


See glossary of terms on page 45.

(a) See Note 6 regarding defaulted securities.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                       See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2000 (UNAUDITED) (CONT.)


GLOSSARY OF TERMS

1915 ACT  - Improvement Bond Act of 1915

ABAG      - The Association of Bay Area Governments

ACA       - American Capital Access

AD        - Assessment District

AMBAC     - American Municipal Bond Assurance Corp.

BART      - Bay Area Regional Transit

BIG       - Bond Investors Guaranty Insurance Co. (Acquired by MBIA in 1989 and
            no longer does business under this name)

CAMTG     - California Mortgage Insurance Corp.

CDA       - Community Development Authority/Agency

CFD       - Community Facilities District

CHFCLP    - California Health Facilities Construction Loan Program

COP       - Certificate of Participation

CRDA      - Community Redevelopment Authority/Agency

CSAC      - County Supervisors Association of California

ETM       - Escrow to Maturity

FGIC      - Financial Guaranty Insurance Co.

FHA       - Federal Housing Authority/Agency

FNMA      - Federal National Mortgage Association

FSA       - Financial Security Assistance

GNMA      - Government National Mortgage Association

GO        - General Obligation

HFA       - Housing Finance Authority/Agency

HFAR      - Housing Finance Authority/Agency Revenue

HFR       - Home Financial Revenue

HMR       - Home Mortgage Revenue

ID        - Improvement District

IDR       - Industrial Development Revenue

MBIA      - Municipal Bond Investors Assurance Corp.

MBS       - Mortgage-Backed Securities

MFHR      - Multi-Family Housing Revenue

MFR       - Multi-Family Revenue

MTA       - Metropolitan Transit Authority

MUD       - Municipal Utility District

PCFA      - Pollution Control Financing Authority

PCR       - Pollution Control Revenue

PFA       - Public Financing Authority

PFAR      - Public Financing Authority Revenue

PUD       - Public Utility District

RDA       - Redevelopment Authority/Agency

RDAR      - Redevelopment Agency Revenue

RMR       - Residential Mortgage Revenue

RRMR      - Residential Rental Mortgage Revenue

SF        - Single Family

SFHMR     - Single Family Home Mortgage Revenue

SFM       - Single Family Mortgage

SFMR      - Single Family Mortgage Revenue

SFRMR     - Single Family Residential Mortgage Revenue

UHSD      - Unified High School District

USD       - Unified School District

VRDN      - Variable Rate Demand Notes

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000 (UNAUDITED)

Assets:
  Investments in securities:
    Cost ........................................................................          $ 12,878,890,394
                                                                                           ================
    Value .......................................................................            13,122,975,799
  Cash ..........................................................................                   132,765
  Receivables:
    Investment securities sold ..................................................                 7,952,000
    Capital shares sold .........................................................                25,744,885
    Interest ....................................................................               176,838,336
                                                                                           ----------------
        Total assets ............................................................            13,333,643,785
                                                                                           ----------------
Liabilities:
  Payables:
    Capital shares redeemed .....................................................                14,680,784
    Affiliates ..................................................................                 7,387,530
    Shareholders ................................................................                 8,019,285
Other liabilities ...............................................................                   724,475
                                                                                           ----------------
        Total liabilities .......................................................                30,812,074
                                                                                           ----------------
        Net assets, at value ....................................................          $ 13,302,831,711
                                                                                           ================
Net assets consist of:
  Undistributed net investment income ...........................................          $     24,889,495
  Net unrealized appreciation ...................................................               244,085,405
  Accumulated net realized loss .................................................               (10,011,494)
  Capital shares ................................................................            13,043,868,305
                                                                                           ----------------
        Net assets, at value ....................................................          $ 13,302,831,711
                                                                                           ================
CLASS A:
  Net asset value per share ($12,791,769,519 / 1,824,149,777 shares outstanding)*          $           7.01
                                                                                           ================
  Maximum offering price per share ($701 / 95.75%) ..............................          $           7.32
                                                                                           ================
CLASS B:
  Net asset value and maximum offering price per share ($142,718,592 / 20,370,650
  shares outstanding)* ..........................................................          $           7.01
                                                                                           ================
CLASS C:
  Net asset value per share ($368,343,600 / 52,587,518 shares outstanding)* .....          $           7.00
                                                                                           ================
  Maximum offering price per share ($700 / 99.00%) ..............................          $           7.07
                                                                                           ================

*Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


46                      See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Statements (continued)


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)


Investment income:
  Interest .........................................            $395,880,126
                                                                ------------
Expenses:
  Management fees (Note 3) .........................              29,571,613
  Distribution fees: (Note 3)
    Class A ........................................               5,032,424
    Class B ........................................                 403,013
    Class C ........................................               1,174,992
  Transfer agent fees (Note 3) .....................               2,480,343
  Custodian fees ...................................                  60,565
  Reports to shareholders ..........................                 227,111
  Registration and filing fees .....................                 140,770
  Professional fees (Note 3) .......................                  92,551
  Directors' fees and expenses .....................                  69,658
  Other ............................................                 195,883
                                                                ------------
        Total expenses .............................              39,448,923
                                                                ------------
        Net investment income ......................             356,431,203
                                                                ------------
Realized and unrealized gains:
  Net realized gain from investments ...............               1,917,015
  Net unrealized appreciation on investments .......             248,647,310
                                                                ------------
Net realized and unrealized gain ...................             250,564,325
                                                                ------------
Net increase in net assets resulting from operations            $606,995,528
                                                                ============

                      See notes to financial statements.                      47

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)
AND THE YEAR ENDED MARCH 31, 2000

                                                                               SIX MONTHS ENDED                YEAR ENDED
                                                                              SEPTEMBER 30, 2000             MARCH 31, 2000
                                                                               ----------------             ----------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .........................................            $    356,431,203             $    772,997,242
    Net realized gain (loss) from investments .....................                   1,917,015                  (11,711,553)
    Net unrealized appreciation (depreciation) on investments .....                 248,647,310               (1,113,091,530)
                                                                               ----------------             ----------------
    Net increase (decrease) in net assets resulting from operations                 606,995,528                 (351,805,841)

  Distributions to shareholders from:
    Net investment income:
        Class A ...................................................                (343,629,169)                (726,801,344)
        Class B ...................................................                  (2,944,841)                  (4,065,129)
        Class C ...................................................                  (8,822,717)                 (19,682,434)
  Net realized gains:
        Class A ...................................................                        --                    (10,661,233)
        Class B ...................................................                        --                        (48,352)
        Class C ...................................................                        --                       (331,896)
                                                                               ----------------             ----------------
  Total distributions to shareholders .............................                (355,396,727)                (761,590,388)

  Capital share transactions: (Note 2)
        Class A ...................................................                (310,010,418)              (1,540,197,674)
        Class B ...................................................                  29,199,340                   72,790,394
        Class C ...................................................                  (6,340,365)                 (62,734,110)
                                                                               ----------------             ----------------
  Total capital share transactions ................................                (287,151,443)              (1,530,141,390)
          Net decrease in net assets ..............................                 (35,552,642)              (2,643,537,619)
Net assets
  Beginning of period .............................................              13,338,384,353               15,981,921,972
                                                                               ----------------             ----------------
  End of period ...................................................            $ 13,302,831,711             $ 13,338,384,353
                                                                               ================             ================
Undistributed net investment income included in net assets:
  End of period ...................................................            $     24,889,495             $     23,855,019
                                                                               ================             ================

48                     See notes to financial statements.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide tax-free income. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers three classes of shares: Class A, Class B, and Class C. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited) (continued)


2. CAPITAL STOCK (CONT.)

At September 30, 2000, there were five billion shares authorized ($.01 par value) for each class. Transactions in the Fund's shares were as follows:

                                                                SIX MONTHS ENDED                            YEAR ENDED
                                                               SEPTEMBER 30, 2000                          MARCH 31, 2000
                                                         --------------------------------         ---------------------------------
                                                           SHARES             AMOUNT                 SHARES             AMOUNT
                                                         -----------      ---------------         ------------      ---------------
CLASS A SHARES:
  Shares sold .....................................       95,029,583      $   653,904,607          240,488,307      $ 1,679,469,285
  Shares issued in reinvestment of distributions...       21,447,849          147,086,550           45,791,780          319,191,413
  Shares redeemed .................................     (161,367,009)      (1,111,001,575)        (508,181,729)      (3,538,858,372)
                                                         -----------      ---------------         ------------      ---------------
  Net decrease ....................................      (44,889,577)     $  (310,010,418)        (221,901,642)     $(1,540,197,674)
                                                         ===========      ===============         ============      ===============
CLASS B SHARES:
  Shares sold .....................................        4,984,613      $    34,362,231           12,625,622      $    89,069,351
  Shares issued in reinvestment of distributions...         261,940            1,797,008              386,322            2,666,240
  Shares redeemed .................................      (1,014,506)          (6,959,899)          (2,780,059)         (18,945,197)
                                                         -----------      ---------------         ------------      ---------------
  Net increase ....................................        4,232,047      $    29,199,340           10,231,885      $    72,790,394
                                                         ===========      ===============         ============      ===============
CLASS C SHARES:
  Shares sold .....................................        3,634,075      $    25,035,821           11,263,635      $    79,161,354
  Shares issued in reinvestment of distributions...          816,662            5,596,087            1,912,072           13,328,420
  Shares redeemed .................................       (5,383,077)         (36,972,273)         (22,492,323)        (155,223,884)
                                                         -----------      ---------------         ------------      ---------------
  Net decrease ....................................         (932,340)     $    (6,340,365)          (9,316,616)     $   (62,734,110)
                                                         ===========      ===============         ============      ===============

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin/Templeton Distributors, Inc. (Distributors), Franklin Advisers, Inc. (Advisers), Franklin/Templeton Investor Services, Inc. (Investor Services), and Franklin Templeton Services, Inc. (FT Services), the Fund's principal underwriter, investment manager, transfer agent, and administrative manager, respectively.

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

ANNUALIZED
 FEE RATE      MONTH-END NET ASSETS
 --------      --------------------
  .625%        First $100 million
  .500%        Over $100 million, up to and including $250 million
  .450%        Over $250 million, up to and including $10 billion
  .440%        Over $10 billion, up to and including $12.5 billion
  .420%        Over $12.5 billion, up to and including $15 billion
  .400%        Over $15 billion, up to and including $17.5 billion

Fees are further reduced on net assets over $17.5 billion.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited) (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .10%, .65%, and .65% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund shares, and received contingent deferred sales charges for the period of $1,766,473 and $265,752, respectively.

The Fund paid transfer agent fees of $2,480,343, of which $1,769,430 was paid to Investor Services.

Included in professional fees are legal fees of $20,060 that were paid to a law firm in which a partner of that law firm was an officer of the Fund.


4. INCOME TAXES

At September 30, 2000, the net unrealized depreciation based on the cost of investments for income tax purposes of $12,879,178,327 was as follows:

         Unrealized appreciation ...            $ 514,047,008
         Unrealized depreciation ...             (270,249,536)
                                                -------------
         Net unrealized appreciation            $ 243,797,472
                                                =============

At March 31, 2000, the Fund had tax basis capital losses of $7,003,120 which may be carried over to offset future capital gains. Such losses expire in 2008.

At March 31, 2000, the Fund has deferred capital losses occurring subsequent to October 31, 1999 of $4,853,911. For tax purposes, such losses will be reflected in the year ending March 31, 2001.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities.

Net realized capital losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 2000 aggregated $358,103,933 and $747,318,160, respectively.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Notes to Financial Statements (unaudited) (continued)


6. DEFAULTED SECURITIES

At September 30, 2000, the Fund held a defaulted security with a value of $8,933,795 representing .07% of the Fund's net assets. For information as to the specific security, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and provides an estimate for losses on interest receivable.

52